    As filed with the Securities and Exchange Commission on May 1, 2001

                                                      Registration No. 333-39955
                                                       Registration No. 811-8475

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------
                                    FORM N-4
                             Registration Statement
                                     Under
                           the Securities Act of 1933

                               ----------------
                         Pre-Effective Amendment No.

                      Post-Effective Amendment No. 4

           For Registration Under the Investment Company Act of 1940

                              Amendment No. 8

                      GE Capital Life Separate Account II
                           (Exact Name of Registrant)

                               ----------------
                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)

                               ----------------

                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 672-4400

                               Cheryl Whaley
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                    (Name and address of Agent for Service)

                               ----------------
                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------
It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on        pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on        pursuant to paragraph (a)(2) of Rule 485

 Title of Securities Being Registered:  Individual Flexible Premium Variable Deferred Annuity Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Capital Life Separate Account II
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1066 6/97

                                   Issued by:
                 GE Capital Life Assurance Company of New York
           125 Park Avenue, 6th Floor, New York, New York 10017-5529
                           Telephone: (212) 672-4400

                       Variable Annuity Servicing Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Investment Subdivision of the Separate Account invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):

  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about the Separate Account and our Guarantee Account that you should know before investing. Please read this Prospectus carefully and keep it for future reference.

A statement of additional information ("SAI"), dated May 1, 2001, concerning the Separate Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-313-5282. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is May 1, 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Portfolio Annual Expense Table..............................................   4

Synopsis....................................................................  12

Investment Results..........................................................  15

Financial Statements........................................................  16

GE Capital Life Assurance Company of New York...............................  17

Separate Account............................................................  18

The Guarantee Account.......................................................  28

Charges and Other Deductions................................................  30

The Policy..................................................................  34

Transfers...................................................................  37

Surrenders..................................................................  41

The Death Benefit...........................................................  43

Income Payments.............................................................  47

Federal Tax Matters.........................................................  51

Voting Rights...............................................................  60

Requesting Payments.........................................................  61

Distribution of the Policies................................................  62

Additional Information......................................................  64

Condensed Financial Information.............................................  66

Appendix.................................................................... A-1

Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of the Separate Account and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in the Separate Account before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Business Day -- Any day that the New York Stock Exchange is open for regular trading (except for days on which a Fund does not value its shares) and any other day in which there is a material change in the value of the assets in the Separate Account. The term "date" may be used throughout this Prospectus in connection with calculations of Account Value; in these instances, the term "date" has the same meaning as Business Day.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole Owner of the Policy following such a death.

Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Investment Subdivision -- A subdivision of the Separate Account; each Investment Subdivision invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the

Owner also is entitled to the ownership rights stated in the Policy and is shown in the Policy and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Separate Account -- GE Capital Life Separate Account II.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge and any optional death benefit charges) less any applicable surrender charge.

Valuation Period -- The period between the close of regular trading on the New York Stock Exchange on a Business Day and the close of regular trading on the New York Stock Exchange on the next succeeding Business Day.

Variable Annuity Servicing Center -- The office to which all written and telephone inquiries concerning the Policy or portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282. The term "we" may be used throughout this Prospectus in connection with calculations of Account Value; in these instances, the term "we" has the same meaning as Variable Annuity Servicing Center.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of the Investment Subdivisions of the Separate Account and of the portfolios. For more complete descriptions of the various costs and expenses involved, See Charges and Other Deductions in this Prospectus, and the Fund prospectuses.

-----------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium
 payment surrendered/partially surrendered):                            6%
 We reduce the surrender charge percentage over time. In
  general, the later you surrender or withdraw a premium
  payment, the lower the surrender charge will be on that
  premium payment. (Note: We may waive the surrender charge in certain cases. See Surrender Charge.)
Transfer Charge:
 First 12 transfers in a calendar year                               None
 Subsequent transfers (each)                                    $10.00/1/


Annual Expenses (as a percentage of Account Value in the
 Separate Account):
-----------------------------------------------------------------------------
Mortality and Expense Risk Charge                                    1.25%
Administrative Expense Charge                                         .15%
                                                                ---------
 Total Annual Expenses                                               1.40%

Other Annual Expenses:
-----------------------------------------------------------------------------
Annual Policy Maintenance Charge                                   $25.00/2/
Maximum Elective Optional Death Benefit Charge ("ODB")
 (as a percentage of Account Value)                                   .25%/3/
-----------------------------------------------------------------------------

 /1/We do not currently assess this charge; however, we reserve the right to do so.

 /2/We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.

 /3/If the Optional Death Benefit applies. (This may be referred to as the "Annual EstateProtectorSM" in our marketing materials.) We currently charge .10%.

Portfolio Annual Expense Table

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                                                                                  Total Annual
                                                   Management Fees                    Other      Expenses (after
                                                       (after            Service Expenses (after fee waivers and
                                                     fee waivers   12b-1  Share  reimbursements  reimbursements
Portfolios                                         as applicable)  Fees   Fees   as applicable)  as applicable)
----------------------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                         .75%       -- %   -- %        .04%            .79%
 Alger American Small Capitalization Portfolio           .85        --     --          .05             .90
Federated Insurance Series/1/
 Federated American Leaders Fund II                      .75        --     --          .12             .87
 Federated High Income Bond Fund II                      .60        --     --          .16             .76
 Federated Utility Fund II                               .75        --     --          .16             .91
Fidelity Variable Insurance Products Fund*/2/
 VIP Equity-Income Portfolio                             .48        --     --          .08             .56
 VIP Growth Portfolio                                    .57        --     --          .08             .65
 VIP Overseas Portfolio                                  .72        --     --          .17             .89
Fidelity Variable Insurance Products Fund II*/3/
 VIP II Asset Manager Portfolio                          .53        --     --          .08             .61
 VIP II Contrafund Portfolio                             .57        --     --          .09             .66
Fidelity Variable Insurance Products Fund III*/4/
 VIP III Growth & Income Portfolio                       .48        --     --          .10             .58
 VIP III Growth Opportunities Portfolio                  .58        --     --          .10             .68
GE Investments Funds, Inc./5/
 Global Income Fund                                      .60        --     --          .12             .72
 Income Fund                                             .50        --     --          .06             .56
 International Equity Fund                              1.00        --     --          .06            1.06
 Mid-Cap Value Equity Fund                               .65        --     --          .05             .70
 Money Market Fund                                       .28        --     --          .04             .32
 Premier Growth Equity Fund                              .65        --     --          .02             .67
 Real Estate Securities Fund                             .85        --     --          .07             .92
 S&P 500 Index Fund                                      .35        --     --          .04             .39
 Total Return Fund                                       .50        --     --          .04             .54
 U.S. Equity Fund                                        .55        --     --          .04             .59
Goldman Sachs Variable Insurance Trust/6/
 Goldman Sachs Growth and Income Fund                    .75        --     --          .25            1.00
 Goldman Sachs Mid Cap Value Fund                        .80        --     --          .25            1.05
Janus Aspen Series/7/
 Aggressive Growth Portfolio -- Institutional
  Shares                                                 .65        --     --          .01             .66
 Balanced Portfolio -- Institutional Shares              .65        --     --          .01             .66
 Capital Appreciation Portfolio -- Institutional
  Shares                                                 .65        --     --          .02             .67
 Flexible Income Portfolio -- Institutional
  Shares                                                 .65        --     --          .11             .76
 Growth Portfolio -- Institutional Shares                .65        --     --          .02             .67

                                                                                              Total Annual
                                                                                             Expenses (after
                                               Management Fees                    Other        fee waivers
                                                   (after            Service Expenses (after       and
                                                 fee waivers   12b-1  Share  reimbursements  reimbursements
Portfolios                                     as applicable)  Fees   Fees   as applicable)  as applicable)
------------------------------------------------------------------------------------------------------------
 International Growth Portfolio --
  Institutional Shares                               .65%       -- %   -- %        .06%            .71%
 Worldwide Growth Portfolio -- Institutional
  Shares                                             .65        --     --          .04             .69
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA               .62        --     --          .02             .64
 Oppenheimer Bond Fund/VA                            .72        --     --          .04             .76
 Oppenheimer Capital Appreciation Fund/VA            .64        --     --          .03             .67
 Oppenheimer High Income Fund/VA                     .74        --     --          .05             .79
 Oppenheimer Multiple Strategies Fund/VA             .72        --     --          .04             .76
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                            .85        --     --          .20            1.05
 PBHG Large Cap Growth Portfolio                     .75        --     --          .31            1.06
Salomon Brothers Variable Series Funds Inc/8/
 Salomon Investors Fund                              .70        --     --          .21             .91
 Salomon Strategic Bond Fund                         .36        --     --          .64            1.00
 Salomon Total Return Fund                           .46        --     --          .54            1.00
------------------------------------------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement is applicable.

 /1/Federated has adopted a shareholder services fee arrangement which allows for the payments or accrual of shareholder service fees of up to .25%. The Fund elected not to accrue or pay a shareholder services fee for the year ending December 31, 2000. The Fund has no present intention of paying or accruing a shareholder services fee during the fiscal year ending December 31, 2001.

 /2/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP Equity-Income Portfolio during 2000 would have been .55%; the total annual expenses of the VIP Overseas Portfolio would have been .87%; the total annual expenses of the VIP Growth would have been .64%. See the accompanying fund prospectus for details.

 /3/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP II Contrafund Portfolio during 2000 would have been .63%. See the accompanying fund prospectus for details.

 /4/Actual annual operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce Fund expenses. In addition, the Fund, or FMR on behalf of the Fund, has entered into arrangements with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. After taking these arrangements into account, the total annual expenses of the VIP III Growth & Income Portfolio during 2000 would have been .57%;

EXAMPLES

    the total annual expenses of the VIP III Growth Opportunities Portfolio would have been .66%. See the accompanying fund prospectus for details.

 /5/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been .45% consisting of .41% in management fees and .04% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund from January 1 through April 30, 2000. Absent the waiver the total annual expenses of the Fund would have been 0.68%, consisting of 0.65% in management fees and 0.03% in other expenses.

 /6/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the total annual expenses of the Growth and Income Fund would have been 1.22%, consisting of .75% management fees and .47% other expenses; the total annual expenses of the Mid Cap Value Fund would have been 1.22%, consisting of .80% management fees and .42% other expenses.

 /7/The expenses for the Janus Aspen Series are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth and Worldwide Growth Portfolios.

 /8/Salomon voluntarily waived certain fees, without these waivers the total annual expenses of the Strategic Bond Fund would have been 1.39%, consisting of .75% management fees and .64% other expenses; the total annual expenses of the Total Return Fund would have been 1.34%, consisting of .80% management fees and .54% other fees.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on whether you selected an optional rider and whether you surrender or annuitize the Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses). These expenses, and therefore the examples, reflect certain fee waivers and reimbursements provided by some of the Funds and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and reimbursements will continue. The examples reflect the mortality and expense risk charge and the administrative expense charge and assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect the charge for the Optional Death Benefit Rider, the examples assume that the maximum charge applies.

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

1. If you surrender* your Policy at the end of the applicable period:

                                                       Without ODB Rider
                                                     1     3      5      10
Investment Subdivision Investing In:               Year  Years  Years  Years
-----------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                   77.05 125.03 157.94 262.55
 Alger American Small Capitalization Portfolio     78.15 128.37 163.50 273.63
Federated Insurance Series
 Federated American Leaders Fund II                77.85 127.46 161.99 270.62
 Federated High Income Bond Fund II                76.75 124.12 156.42 259.51
 Federated Utility Fund II                         78.25 128.67 164.00 274.63
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                       74.72 118.03 146.22 238.97
 VIP Growth Portfolio                              75.64 120.77 150.83 248.27
 VIP Overseas Portfolio                            78.05 128.07 163.00 272.63
Fidelity Variable Insurance Products Fund II (VIP
 II)
 VIP II Asset Manager Portfolio                    75.23 119.55 148.78 244.14
 VIP II Contrafund Portfolio                       75.74 121.07 151.33 249.29
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio                 74.92 118.64 147.24 241.04
 VIP III Growth Opportunities Portfolio            75.94 121.69 152.35 251.35
GE Investments Funds, Inc.
 Global Income Fund                                76.34 122.91 154.39 255.44
 Income Fund                                       74.72 118.03 146.22 238.97
 International Equity Fund                         79.76 133.20 171.53 289.51
 Mid-Cap Value Equity Fund                         76.14 122.30 153.37 253.39
 Money Market Fund                                 72.30 110.66 133.84 213.73
 Premier Growth Equity Fund                        75.84 121.39 151.84 250.32
 Real Estate Securities Fund                       78.25 128.67 164.00 274.63
 S & P 500 Index Fund                              53.81 112.81 137.47 221.15
 Total Return Fund                                 74.52 117.41 145.19 236.89
 U.S. Equity Fund                                  75.03 118.94 147.75 242.08
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund              79.16 131.39 168.52 283.59
 Goldman Sachs Mid Cap Value Fund                  79.66 132.90 171.03 288.52
Janus Aspen Series
 Aggressive Growth Portfolio                       75.74 121.07 151.33 249.29
 Balanced Portfolio                                75.74 121.07 151.33 249.29
 Capital Appreciation Portfolio                    75.84 121.39 151.84 250.32
 Flexible Income Portfolio                         76.75 124.12 156.42 259.51
 Growth Portfolio                                  75.84 121.39 151.84 250.32
 International Growth Portfolio                    76.24 122.60 153.88 254.42
 Worldwide Growth Portfolio                        76.04 121.99 152.87 252.37
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA             75.54 120.47 150.31 247.24
 Oppenheimer Bond Fund/VA                          76.75 124.12 156.42 259.51
 Oppenheimer Capital Appreciation Fund/VA          75.84 121.39 151.84 250.32
 Oppenheimer High Income Fund/VA                   77.05 125.03 157.94 262.55
 Oppenheimer Multiple Strategies Fund/VA           76.75 124.12 156.42 259.51

                                                Without ODB Rider
                                              1     3      5      10
Investment Subdivision Investing In:        Year  Years  Years  Years
-----------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                   79.66 132.90 171.03 288.52
 PBHG Large Cap Growth Portfolio            79.76 133.20 171.53 289.51
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                     78.25 128.67 164.00 274.63
 Salomon Strategic Bond Fund                79.16 131.39 168.52 283.59
 Salomon Total Return Fund                  79.16 131.39 168.52 283.59
-----------------------------------------------------------------------
  * surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                        Without ODB Rider
                                                      1     3     5      10
Investment Subdivision Investing In:                Year  Years Years  Years
-----------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                    23.21 71.53 122.51 262.55
 Alger American Small Capitalization Portfolio      24.31 74.85 128.05 273.63
Federated Insurance Series
 Federated American Leaders Fund II                 24.01 73.95 126.54 270.62
 Federated High Income Bond Fund II                 22.91 70.63 121.00 259.51
 Federated Utility Fund II                          24.41 75.15 128.55 274.63
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                        20.90 64.57 110.84 238.97
 VIP Growth Portfolio                               21.81 67.30 115.43 248.27
 VIP Overseas Portfolio                             24.21 74.55 127.55 272.63
Fidelity Variable Insurance Products Fund II (VIP
 II)
 VIP II Asset Manager Portfolio                     21.40 66.09 113.39 244.14
 VIP II Contrafund Portfolio                        21.91 67.60 115.93 249.29
Fidelity Variable Insurance Products Fund III (VIP
 III)
 VIP III Growth & Income Portfolio                  21.10 65.18 111.86 241.04
 VIP III Growth Opportunities Portfolio             22.11 68.21 116.95 251.35
GE Investments Funds, Inc.
 Global Income Fund                                 22.51 69.42 118.98 255.44
 Income Fund                                        20.90 64.57 110.84 238.97
 Mid-Cap Value Equity Fund                          22.31 68.82 117.96 253.39
 International Equity Fund                          25.91 79.65 136.04 289.51
 Money Market Fund                                  18.49 57.25  98.52 213.73
 Premier Growth Equity Fund                         22.01 67.91 116.44 250.32
 Real Estate Securities Fund                        24.41 75.15 128.55 274.63
 S & P 500 Index Fund                               19.19 59.39 102.13 221.15
 Total Return Fund                                  20.70 63.96 109.82 236.89
 U.S. Equity Fund                                   21.20 65.48 112.37 242.08
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund               25.31 77.85 133.05 283.59
 Goldman Sachs Mid Cap Value Fund                   25.81 79.35 135.54 288.52
Janus Aspen Series
 Aggressive Growth Portfolio                        21.91 67.60 115.93 249.29
 Balanced Portfolio                                 21.91 67.60 115.93 249.29
 Capital Appreciation Portfolio                     22.01 67.91 116.44 250.32
 Flexible Income Portfolio                          22.91 70.63 121.00 259.51
 Growth Portfolio                                   22.01 67.91 116.44 250.32
 International Growth Portfolio                     22.41 69.12 118.47 254.42
 Worldwide Growth Portfolio                         22.21 68.51 117.46 252.37

                                                        Without ODB Rider
                                                      1     3      5      10
Investment Subdivision Investing In:                Year  Years  Years  Years
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA              21.71  67.00 114.92 247.24
 Oppenheimer Bond Fund/VA                           22.91  70.63 121.00 259.51
 Oppenheimer Capital Appreciation Fund/VA           22.01  67.91 116.44 250.32
 Oppenheimer High Income Fund/VA                    23.21  71.53 122.51 262.55
 Oppenheimer Multiple Strategies Fund/VA            22.91  70.63 121.00 259.51
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                           25.81  79.35 135.54 288.52
 PBHG Large Cap Growth Portfolio                    25.91  79.65 136.04 289.51
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                             24.41  75.15 128.55 274.63
 Salomon Strategic Bond Fund                        25.31  77.85 133.05 283.59
 Salomon Total Return Fund                          25.31  77.85 133.05 283.59
-------------------------------------------------------------------------------
  * surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above:

3. If you surrender* your Policy at the end of the applicable period:
                                                          With ODB Rider
                                                      1     3      5      10
Investment Subdivision Investing In:                Year  Years  Years  Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                    79.56 132.60 170.52 287.54
 Alger American Small Capitalization Portfolio      80.67 135.91 176.02 298.32
Federated Insurance Series
 Federated American Leaders Fund II                 80.37 135.00 174.52 295.39
 Federated High Income Bond Fund II                 79.26 131.69 169.03 284.58
 Federated Utility Fund II                          80.77 136.21 176.51 299.29
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                        77.25 125.64 158.95 264.58
 VIP Growth Portfolio                               78.15 128.37 163.50 273.63
 VIP Overseas Portfolio                             80.57 135.61 175.52 297.34
Fidelity Variable Insurance Products Fund II (VIP
 II)
 VIP II Asset Manager Portfolio                     77.75 127.16 161.48 269.62
 VIP II Contrafund Portfolio                        78.25 128.67 164.00 274.63
Fidelity Variable Insurance Products Fund III (VIP
 III)
 VIP III Growth & Income Portfolio                  77.45 126.25 159.97 266.60
 VIP III Growth Opportunities Portfolio             78.46 129.28 165.01 276.63
GE Investments Funds, Inc.
 Global Income Fund                                 78.86 130.48 167.02 280.61
 Income Fund                                        77.25 125.64 158.95 264.58
 International Equity Fund                          82.28 140.70 183.94 313.77
 Mid Cap Value Equity Fund                          78.66 129.88 166.01 278.62
 Money Market Fund                                  74.82 118.33 146.73 240.00
 Premier Growth Equity Fund                         78.36 128.97 164.51 275.63

                                                          With ODB Rider
                                                      1     3      5      10
Investment Subdivision Investing In:                Year  Years  Years  Years
------------------------------------------------------------------------------
 Real Estate Securities Fund                        80.77 136.21 176.51 299.29
 S & P 500 Index Fund                               75.54 120.47 150.31 247.24
 Total Return Fund                                  77.05 125.03 157.94 262.55
 U.S. Equity Fund                                   77.55 126.55 160.47 267.60
Goldman Sachs Variable
 Growth & Income Fund                               81.68 138.91 180.98 308.01
 Mid Cap Value Fund                                 82.18 140.41 183.45 312.81
Janus Aspen Series
 Aggressive Growth Portfolio                        78.25 128.67 164.00 274.63
 Balanced Portfolio                                 78.25 128.67 164.00 274.63
 Capital Appreciation Portfolio                     78.36 128.97 164.51 275.63
 Flexible Income Portfolio                          79.26 131.69 169.03 284.58
 Growth Portfolio                                   78.36 128.97 164.51 275.63
 International Growth Portfolio                     78.76 130.18 166.52 279.62
 Worldwide Growth Portfolio                         78.56 129.58 165.51 277.63
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA              78.05 128.07 163.00 272.63
 Oppenheimer Bond Fund/VA                           79.26 131.69 169.03 284.58
 Oppenheimer Capital Appreciation Fund/VA           78.36 128.97 164.51 275.63
 Oppenheimer High Income Fund/VA                    79.56 132.60 170.52 287.54
 Oppenheimer Multiple Strategies Fund/VA            79.26 131.69 169.03 284.58
PBHG Insurance Series Fund, Inc.
 PBHG Growth II                                     82.18 140.41 183.45 312.81
 PBHG Large Cap Growth                              82.28 140.70 183.94 313.77
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                             80.77 136.21 176.51 299.29
 Salomon Strategic Bond Fund                        81.68 138.91 180.98 308.01
 Salomon Total Return Fund                          81.68 138.91 180.98 308.01
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                          With ODB Rider
                                                      1     3      5      10
Investment Subdivision Investing In:                Year  Years  Years  Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                    25.71  79.05 135.04 287.54
 Alger American Small Capitalization Portfolio      26.81  82.34 140.51 298.32
Federated Insurance Series
 Federated American Leaders Fund II                 26.51  81.44 139.02 295.39
 Federated High Income Bond Fund II                 25.41  78.15 133.55 284.58
 Federated Utility II                               26.91  82.64 141.00 299.29
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio                        23.41  72.14 123.52 264.58
 VIP Growth Portfolio                               24.31  74.85 128.05 273.63
 VIP Overseas Portfolio                             26.71  82.04 140.01 297.34
Fidelity Variable Insurance Products Fund II (VIP
 II)
 VIP II Asset Manager Portfolio                     23.91  73.65 126.04 269.62
 VIP II Contrafund Portfolio                        24.41  75.15 128.55 274.63
Fidelity Variable Insurance Products Fund III (VIP
 III)
 VIP III Growth & Income Portfolio                  23.61  72.74 124.53 266.60
 VIP III Growth Opportunities Portfolio             24.61  75.75 129.55 276.63

                                                 With ODB Rider
                                              1     3     5      10
Investment Subdivision Investing In:        Year  Years Years  Years
---------------------------------------------------------------------
GE Investments Funds, Inc.
 Global Income Fund                         25.01 76.95 131.55 280.61
 Income Fund                                23.41 72.14 123.52 264.58
 International Equity Fund                  28.41 87.10 148.40 313.77
 Mid Cap Value Equity Fund                  24.81 76.35 130.55 278.62
 Money Market Fund                          21.00 64.87 111.35 240.00
 Premier Growth Equity Fund                 24.51 75.45 129.05 275.63
 Real Estate Securities Fund                26.91 82.64 141.00 299.29
 S & P 500 Index Fund                       21.71 67.00 114.92 247.24
 Total Return Fund                          23.21 71.53 122.51 262.55
 U.S. Equity Fund                           23.71 73.04 125.03 267.60
Goldman Sachs Variable Insurance Trust
 Growth & Income                            27.81 85.32 145.45 308.01
 Mid Cap Value                              28.31 86.81 147.91 312.81
Janus Aspen Series
 Aggressive Growth                          24.41 75.15 128.55 274.63
 Balanced                                   24.41 75.15 128.55 274.63
 Capital Appreciation                       24.51 75.45 129.05 275.63
 Flexible Income                            25.41 78.15 133.55 284.58
 Growth                                     24.51 75.45 129.05 275.63
 International Growth                       24.91 76.65 131.05 279.62
 Worldwide Growth                           24.71 76.05 130.05 277.63
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA      24.21 74.55 127.55 272.63
 Oppenheimer Bond Fund/VA                   25.41 78.15 133.55 284.58
 Oppenheimer Capital Appreciation Fund/VA   24.51 75.45 129.05 275.63
 Oppenheimer High Income Fund/VA            25.71 79.05 135.04 287.54
 Oppenheimer Multiple Strategies Fund/VA    25.41 78.15 133.55 284.58
PBHG Insurance Series Fund, Inc.
 PBHG Growth II                             28.31 86.81 147.91 312.81
 PBHG Large Cap Growth                      28.41 87.10 148.40 313.77
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                     26.91 82.64 141.00 299.29
 Salomon Strategic Bond Fund                27.81 85.32 145.45 308.01
 Salomon Total Return Fund                  27.81 85.32 145.45 308.01
---------------------------------------------------------------------

* surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the heading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER POLICIES

We may offer other variable annuity policies which also may invest in the same (or many of the same) portfolios of the Funds offered under the Policy. These policies may have different charges that could affect their Investment Subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 41 Investment Subdivisions, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See Separate Account -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. See Transfers Before the Maturity Date.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.

We assess daily charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 policy maintenance charge. We also charge for the Optional Death Benefit ("ODB"). For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

Before the Maturity Date, you may make twelve transfers in a calendar year without incurring a transfer charge. After that, we reserve the right to assess a $10 transfer charge each time a transfer is made during the calendar year. We will not impose a transfer charge on transfers made after the Maturity Date. See The Policy -- Transfer Charges.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These portfolio expenses are more fully described in each Fund's prospectus.

We pay compensation to broker-dealers who sell the Policies. For a discussion of this compensation, see Distribution of the Policies.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. See Transfers. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date, and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Variable Annuity Servicing Center, and have us cancel the Policy within ten days (or longer if required by applicable law).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments (excluding charges the portfolios deducted) on or before the date we received the returned Policy or such other amount as required by applicable law. We will not deduct the surrender charge. See Return Privilege.

You cannot make transfers or partial surrenders during the free look period.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of the Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund fees and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns do not reflect the elective Optional Death Benefit charge and assume that no premium taxes apply. See the Appendix for further information.

Financial Statements

The consolidated financial statements for GE Capital Life Assurance Company of New York and GE Capital Life Separate Account II are located in the SAI. If you would like a free copy of the SAI, call 1-800-313-5282. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Capital Life Assurance Company of New York

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately a subsidiary of General Electric Capital Corporation ("GE Capital"), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's ultimate parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

We are licensed solely in New York and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, and variable deferred annuities.

We are subject to regulation by the Superintendent of Insurance of the State of New York. We submit annual statements on our operations and finances to the New York Insurance Department.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation, the principal underwriter for the Policies, and a broker/dealer registered with the U.S. Securities and Exchange Commission.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Separate Account
We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds or in portfolios of series-type mutual funds. We use the Separate Account to support the Policy as well as for other purposes permitted by law.

The Separate Account currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to 10 of the 41 Investment Subdivisions available under the Policy.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of the Separate Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth      Seeks long-term capital          Fred Alger
Portfolio                  appreciation by focusing on      Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital          Fred Alger
Capitalization Portfolio   appreciation by focusing on      Management, Inc.
                           small, fast-growing companies
                           that offer innovative
                           products, services or
                           technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American         Seeks long-term growth of      Federated
Leaders Fund II            capital with a secondary       Investment
                           objective of providing income. Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income.     Federated
Bond Fund II               Seeks to achieve its objective Investment
                           by investing primarily in a    Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity securities of utility   (sub-adviser:
                           companies.                     Federated Global
                                                          Investment
                                                          Management Corp.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           thesecurities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investments
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited,
                                                          Fidelity
                                                          Investments Japan
                                                          Limited and FMR
                                                          Co., Inc.)
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

VIP II Asset Manager       Seeks high total return with     Fidelity Management
Portfolio                  reduced riskover the long-term   & Research Company
                           by allocating assets among       (subadvised by
                           stocks, bonds and short-term     Fidelity Management
                           and money market instruments.    & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited, Fidelity
                                                            Investments Money
                                                            Management, Inc.
                                                            and FMR Co., Inc.)
-------------------------------------------------------------------------------
VIP II Contrafund          Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing        & Research Company
                           mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This fund invests in     Management &
                           domestic and foreign issuers.    Research (Far East)
                           This fund also invests in        Inc., Fidelity
                           "growth" stocks, "value"         Investments Japan
                           stocks, or both.                 Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income    Seeks high total return          Fidelity Management
Portfolio                  through a combination of         & Research Company
                           current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc., Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital         Fidelity Management
Opportunities Portfolio    growth by investing primarily    & Research Company
                           in common stock and other        (subadvised by
                           types of securities, including   Fidelity Management
                           bonds, which may be lower-       & Research (U.K.)
                           quality debt securities.         Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Global Income Fund         Objective of providing high      GE Asset Management
                           total return, emphasizing        Incorporated
                           current income and, to a         (subadvised by GE
                           lesser extent, capital           Asset Management
                           appreciation. The Fund seeks     Limited)
                           to achieve this objective by
                           investing primarily in foreign
                           and domestic income-bearing
                           debt securities and other
                           foreign and domestic income
                           bearing instruments. The
                           Global Income Fund is non-
                           diversified/1/ as defined by
                           the Investment Company Act of
                           1940.
-------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------

Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
-----------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum GE Asset Management
Fund                       total return through current   Incorporated
                           income and capital             (subadvised by
                           appreciation by investing      Seneca Capital
                           primarily in securities of     Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-----------------------------------------------------------------------------
S&P 500(R) Index Fund/1/   Objective of providing capital GE Asset Management
                           appreciation and accumulation  Incorporated
                           of income that corresponds to  (subadvised by
                           the investment return of the   State Street Global
                           Standard & Poor's 500          Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund                 appreciation, primarily          Management
                           through equity securities of
                           companies with public stock
                           market capitalizations (based
                           upon shares available for
                           trading on an unrestricted
                           basis) within the range of the
                           market capitalization of
                           companies constituting the
                           Russell Midcap Value Index at
                           the time of investment
                           (currently between $300
                           million and $15 billion).
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified/2/ portfolio     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified/2/ portfolio     Janus Capital
Portfolio                  pursuing long- term growth of    Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth Janus Capital
Portfolio                  in a manner consistent with    Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Aggressive     Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA             appreciation investing mainly  Inc.
                           in common stocks of companies
                           in the United States believed
                           by the fund's investment
                           manager, OppenheimerFunds
                           Inc., to have significant
                           growth potential.
----------------------------------------------------------------------------
Oppenheimer Bond Fund/VA   Seeks high level of current    OppenheimerFunds,
                           income and capital             Inc.
                           appreciation when consistent
                           withits primary objective of
                           high income. Under normal
                           conditions this fund will
                           invest at least 65% of its
                           total assets in investment
                           grade debt securities.
----------------------------------------------------------------------------
Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA       from investments in securities Inc.
                           of well-known and established
                           companies. Such securities
                           generally have a history of
                           earnings and dividends and are
                           issued by seasoned companies
                           (having an operating history
                           of at least five years,
                           including predecessors).
----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
Oppenheimer High Income    Seeks high current income from   OppenheimerFunds,
Fund/VA                    investments in high yield        Inc.
                           fixed income securities,
                           including unrated securities
                           or high-risk securities in
                           lower rating categories. These
                           securities may be considered
                           speculative. This fund may
                           have substantial holdings of
                           lower-rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for the Oppenheimer Variable
                           Account Funds, which should be
                           read carefully before
                           investing.
------------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment return    OppenheimerFunds,
Strategies Fund/VA         (which includes current income   Inc.
                           and capital appreciation in
                           the values of its shares) from
                           investments in common stocks
                           and other equity securities,
                           bonds and other debt
                           securities, and "money market"
                           securities.
------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND, INC.

PBHG Growth II Portfolio   Seeks to achieve capital         Pilgrim Baxter &
                           appreciation by investing at     Associates, Ltd.
                           least 65% of its total assets
                           in the growth securities
                           (primarily common stocks) of
                           small and medium sized
                           companies (market
                           capitalization or annual
                           revenues between $500 million
                           and $10 billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital
                           appreciation potential.
------------------------------------------------------------------------------
PBHG Large Cap             Portfolio Seeks long term        Pilgrim Baxter &
Growth Portfolio           growth of capital obtained by    Associates, Ltd.
                           investing at least 65% of its
                           total assets in growth
                           securities (primarily common
                           stocks) of large
                           capitalization companies
                           (market capitalization over $1
                           billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital
                           appreciation potential.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC

Salomon Investors Fund     Seeks long-term growth of      Salomon Brothers
                           capital with current income as Asset Management
                           a secondary objective,         Inc
                           primarily through investments
                           in common stocks of well-known
                           companies.
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------


Not all Investment Subdivisions may be available.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

CHANGES TO THE SEPARATE ACCOUNT AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one year interest rate guarantee period will commence for the remaining portion of that particular allocation.

The initial interest rate guarantee period for any allocation will be one year, unless you elect differently at the time of your allocation. Subsequent interest rate guarantee periods will each be one year, unless you select another period at or before the beginning of the subsequent period. During the first 10 days of each interest rate guarantee period, you may change the interest rate guarantee period to any other period we then offer. If you change the interest rate guarantee period, a different interest rate may apply. After the first 10 days of an interest rate guarantee period, you may not change that guarantee period.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (See Dollar-Cost Averaging.) (This may not be available to all classes of Policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to the Separate Account. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Policies;

 . processing purchases and redemptions of portfolio shares as required;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 . reconciling and depositing cash receipts;

 . providing Policy confirmations and periodic statements; and

 . providing toll-free inquiry and telephone transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. We also assess surrender charges on payments we make upon maturity if your Maturity Date occurs before all of your premium payments have been in your Policy for seven years. You pay this charge to partially compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We also assume you surrender your premium payments before you surrender any gains in your Policy. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value (or not enough Account Value) in the Separate Account, we will deduct the charge proportionally from all monies in the Guarantee Account to the extent necessary. The surrender charge is as follows:

       Number of full and
       partially completed
         years since we                       Surrender charge as a percentage
          received the                        of the surrendered or partially
         premium payment                        surrendered premium payment
       -------------------                    --------------------------------
              Year                                       Percentage
              ----                                       ----------
                1                                            6%
                2                                            6%
                3                                            6%
                4                                            6%
                5                                            4%
                6                                            2%
            7 or more                                        0%
      ----------------------------------------------------------

We do not assess the surrender charge on surrenders:

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5;

 . if within 90 days of the Annuitant's death.

Your first surrender in any Policy year of up to 10% of your Account Value (determined as of the Valuation Period during which we receive the surrender request) may be made without a surrender charge (the "free withdrawal amount"). If the first surrender in any Policy year is a full surrender or a partial surrender of more than 10% of Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of your Account Value. Any amount subject to the surrender charge will not exceed the amount you surrender. The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in Account Value.


OTHER CHARGES

OPTIONAL DEATH BENEFIT CHARGE

We charge you for expenses related to the elective Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in the Separate Account at each Policy anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Account Value in the Separate Account is not sufficient to cover the charge for the ODB, we will deduct the charge first from the Account Value in the Separate Account, if any, and then from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts which have been in the Guarantee Account for the longest period of time. At full surrender, we will charge you a pro-rata portion of the annual charge. We guarantee that the ODB charge will never exceed an annual rate of 0.25% of your Account Value at the time of deduction. We currently charge 0.10% (the rate that applies to your Policy will be fixed at issue).

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each

Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

TRANSFER CHARGES

You may transfer amounts from and among the Investment Subdivisions of the Separate Account and the Guarantee Account. You may make twelve transfers each calendar year without incurring a charge. After that, each time you transfer amounts during that calendar year, we reserve the right to deduct a transfer charge of $10 from the amount transferred to compensate us for the costs in making the transfer. We will not charge for transfers occurring after income payments begin.

This charge is at cost with no profit to us.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, each Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the Policies. See Distribution of the Policies for more information.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

The Policy

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any subsequent premium payments on the Business Day they are received.

To apply for a Policy, you must be of legal age and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferred benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us.

We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as owning the Policy equally with the right of survivorship. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies, $50 for IRA Policies and $100 for other Qualified Policies.

BUSINESS DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares. If a Valuation Period contains more than one day, the unit values will be same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premiums to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or interest rate guarantee period must be at least 1%. Upon allocation to the appropriate Investment Subdivisions, we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an

Accumulation Unit for that Investment Subdivision on the Business Day on which we receive the any additional premium payment at our Variable Annuity Service Center if received before 4:00 p.m., New York time. If we receive the additional premium payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Business Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing. The new allocation will apply to any premium payments made after we receive notice of the change.


VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. After that, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index we use to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of the Separate Account and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of the Separate Account and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Variable Annuity Servicing Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivisions of the Separate Account or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of the Separate Account and/or the Guarantee Account under certain circumstances. See Requesting Payments.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of the Separate Account and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. We also may not honor transfers made by third parties. (See Transfers by Third Parties.) Currently, the first twelve transfers in a calendar year are free. After that, we reserve the right to assess a charge of $10 per transfer during that calendar year. We do not assess a transfer charge on dollar-cost averaging transfers or on portfolio rebalancing transfers. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Variable Annuity Servicing Center. These include but are not necessarily limited to requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Variable Annuity Servicing Center at 1-800-313-5282. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.


SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Variable Annuity Servicing Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed 10 at any one time). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Variable Annuity Servicing Center at 1-800-313-5282 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

As discussed under "The Guarantee Account," we also reserve the right to credit bonus interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this bonus interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written instructions to our Variable Annuity Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not guarantee a profit or protect against a loss. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional death benefit charges) on the Business Day we receive a request for surrender less any applicable surrender charge. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

At the time of your request, you may indicate, in writing, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not tell us, we will deduct the amount of the partial surrender first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that partial surrenders will reduce the Death Benefit. See the Death Benefit. Partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% Federal penalty tax. See Federal Tax Matters.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, your Account Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Variable Annuity Servicing Center.

Each systematic withdrawal may not exceed 10% of your Account Value on the effective date of the first installment for that Policy year. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in the Separate Account is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $1,000. If a systematic withdrawal would cause the Account Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $50, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. You may discontinue systematic withdrawals at any time by notifying us in writing at our Variable Annuity Servicing Center. You may request that we pay any remaining payments in a lump sum. Different limits and other restrictions may apply to qualified retirement plans.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit if the Designated Beneficiary (defined below) elects this option within 90 days of the Annuitant's death. Otherwise, we will pay Surrender Value. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described below. Once we have paid the Death Benefit, the Policy will terminate and we will have no further obligation under the Policy. We will assess surrender charges if the Policy is surrendered more than 90 days after the death of the Annuitant.

The Death Benefit will be the greater of:

 .  the minimum death benefit (described below); or

 . the Account Value on the date we receive due proof of death of the Annuitant.

During the first six Policy years, and subsequently if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premium payments made adjusted for any partial surrenders.

During any subsequent six-year period, if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six-year period plus any premium payments made since then, adjusted for any partial surrenders.

ELECTIVE OPTIONAL DEATH BENEFIT

The Optional Death Benefit Rider provides for an annual step-up in death benefit, as described below. (This may be referred to as the "Annual EstateProtectorSM" in our marketing materials.) The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any Policy anniversary, you may request that the rider terminate as of that anniversary. We charge you for this benefit. This charge will not exceed .25% of Account Value at the time of deduction. See "Elective Optional Death Benefit Charge." We currently charge .10% (the rate that applies to your Policy will be fixed at issue.) Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described above. To be eligible for this Rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age. You may only purchase the Rider at the time you apply for the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary beneficiary;

(3) Contingent beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the entire interest in the Policy will be paid within 5 years of such spouse's death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse's estate. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions and/or the Guarantee Account using the premium allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the original Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see Requesting Payments).

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the Surrender Value within 5 years of the date of death). We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before all required payments have been made, we will make any remaining payments to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the Proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show these amounts below.

            Person Who Died           Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules we discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

If an Owner, Joint Owner, or Annuitant dies after income payments have begun, or if a Designated Beneficiary receiving income payments dies after the date income payments have begun, payments made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of the death, notwithstanding any other provision of the Policy.

Income Payments

The Maturity Date is the date on which we start payment of income benefits if the Annuitant is still living. The normal Maturity Date will be the Policy anniversary that immediately follows the Annuitant's 90th birthday. You may select an earlier Maturity Date by sending written notice to our Variable Annuity Servicing Center. If you change the Maturity Date, Maturity Date will then be the Maturity Date you selected. (Please note the following exception:
Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum in which case we will cancel the Policy (see Requesting Payments.)

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Before the Maturity Date, you may change:

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


 . your Maturity Date to a date earlier than the Policy anniversary that immediately follows the Annuitant's 90th birthday;

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Variable Annuity Servicing Center if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value;

2. The annuity tables contained in the Policy including the settlement age tables;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. We allocate that amount to the Investment Subdivisions according to your instructions; then

3. We determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value on the Business Day seven days before the income payment is due; and finally

4. We calculate the value of the Annuity Units for each Investment Subdivision on the Business Day seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Variable Annuity Service Center. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Annuity Unit Values. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

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


In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in the Separate Account must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any elective ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Variable Annuity Service Center to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are Generally Subject to Income Tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal Taxes May Be Payable in Connection with a Qualified Policy:
For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal Penalty Taxes Payable on Distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money From One Qualified Policy or Qualified Retirement Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in the Separate Account at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Separate Account -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Variable Annuity Servicing Center receives all such requirements.

In most cases, when death benefit payments are paid in a lump sum, we will pay the death benefit payments by establishing an interest bearing account, called the "Secure Access Account," for the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments payable. The Secure Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Accounts.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it is drawn, and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy. We will not defer payment from the Guarantee Account if the amount is used to make premium payments on Policies with us.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE POLICIES

Capital Brokerage offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with GE Life & Annuity.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Policies to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 6% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Account Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Policy is surrendered during the first Policy year.

The amount of commissions we pay may vary based on the options that are available under a Policy and on the optional benefits an Owner elects when he or she purchases the Policy. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the Policy, Policy Values and elected features and benefits) . For example, we may pay a different commission schedule when an Owner elects the optional enhanced Death Benefit.

When a Policy is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Policy. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Policy is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Policy.

We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account.

Additional Information


OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Variable Annuity Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the Policy (or such period as may be required by applicable laws), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Variable Annuity Servicing Center. In the case of certain replacements, the free look period may be longer. If you cancel your Policy, it will be void. The amount of the refund you receive will equal the Account Value on the date we receive the Policy plus any amount we have deducted from premium payments (excluding charges the portfolios deducted) on or before the date we received the returned Policy (but without reduction for any surrender charge) or such other amount as may be required by applicable law. You may not make partial surrenders or transfers during the free look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, SEX OR SURVIVAL

We may require proof of the age, sex or survival of any person or persons before acting on any applicable Policy provision.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, surrenders, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Separate Account.

Condensed Financial Information

The 2000 financial statements for Separate Account II and for GE Capital Life (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                          Accumulation Accumulation  No. of  Accumulation Accumulation
                          Unit Values  Unit Values  Units as Unit Values  Unit Values    No. of
                             as of        as of        of       as of        as of     Units as of
Investment Subdivisions     1/02/01      12/3/00    12/31/00   1/03/00      12/31/99    12/31/99
--------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                  11.83        12.27      87,912     14.61        14.60        47,413
 Alger American Small
  Capitalization
  Portfolio                   9.58        10.49      86,750     14.55        14.62        26,274

Federated Insurance
 Series
 Federated Utility Fund
  II                          9.69         9.84      49,970     10.76        10.96        22,004
 Federated High Income
  Bond Fund II                8.75         8.75      33,465      9.74         9.76        19,995
 Federated American
  Leaders Fund II            10.87        11.11      72,357     10.79        11.00        20,556

Fidelity Variable
 Insurance Products Fund
 (VIP)
 VIP Equity-Income
  Portfolio                  11.19        11.32      97,160     10.31        10.59        48,133
 VIP Growth Portfolio        12.73        13.28     171,139     15.09        15.13        46,688
 VIP Overseas Portfolio      10.68        10.73      42,476     13.51        13.45        10,084

Fidelity Variable
 Insurance Products
 Fund II (VIP II)
 VIP II Asset Manager
  Portfolio                  10.61        10.79      26,838     11.29        11.39        10,584
 VIP II Contrafund
  Portfolio                  11.80        12.19     269,165     13.03        13.24        97,637

Fidelity Variable
 Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income
  Portfolio                  10.85        11.12      83,757     11.49        11.70        13,010
 VIP III Growth
  Opportunities
  Portfolio                   8.89         9.22      82,621     11.07        11.27        41,888

GE Investments Funds,
 Inc.
 Money Market Fund           11.02        11.02     404,982     10.52        10.52       161,990
 S&P 500 Index Fund          11.05        11.37     548,997     12.61        12.74       172,354
 Total Return Fund           11.86        11.99      32,122     11.47        11.59         7,632
 International Equity
  Fund                       10.47        10.52      15,089     12.29        12.22         2,208
 Real Estate Securities
  Fund                       11.46        11.56       6,527      8.72         8.84           209
 Global Income Fund           9.70         9.63      12,577      9.84         9.84         6,423
 Mid-Cap Value Equity
  Fund                       11.61        11.98      31,995     10.94        11.22        10,625
 Income Fund                 11.03        10.94      34,234      9.96        10.02        16,078
 U.S. Equity Fund            12.04        12.29      55,479     12.33        12.54        26,227
 Premier Growth Equity
  Fund                        9.44         9.78      28,080        --           --            --

Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs Growth
  and Income Fund             9.09         9.32      38,144      9.80         9.91         6,067
 Goldman Sachs Mid Cap
  Value Fund                 11.92        12.15      76,039      9.21         9.40        28,190

Janus Aspen Series
 Growth Portfolio            12.69        13.35     301,644     15.70        15.85        81,608
 Aggressive Growth
  Portfolio                  15.88        17.24     352,967     25.75        25.64       121,228
 Worldwide Growth
  Portfolio                  12.99        13.37     308,617     16.27        16.08       100,959
 International Growth
  Portfolio                  13.60        13.85     172,488     16.96        16.71        19,367
 Balanced Portfolio          13.31        13.48     422,015     13.83        13.99       186,199
 Flexible Income
  Portfolio                  10.82        10.74       9,195     10.22        10.25         6,851
 Capital Appreciation
  Portfolio                  14.56        15.24     399,985     18.91        18.89       179,393

                         Accumulation Accumulation  No. of  Accumulation Accumulation
                         Unit Values  Unit Values  Units as Unit Values  Unit Values    No. of
                            as of        as of        of       as of        as of     Units as of
Investment Subdivisions    1/01/01      12/3/00    12/31/00   1/03/00      12/31/99    12/31/99
-------------------------------------------------------------------------------------------------
Oppenheimer Variable
 Account Funds
 Oppenheimer High Income
  Fund/VA                    9.21         9.21      44,986      9.69         9.70       18,241
 Oppenheimer Bond
  Fund/VA                   10.44        10.36      98,135      9.85         9.90       43,260
 Oppenheimer Aggressive
  Growth Fund/VA            14.40        15.61     101,978     18.45        17.83        8,356
 Oppenheimer Capital
  Appreciation Fund/VA      13.89        14.38      74,496     14.44        14.62        6,857
 Oppenheimer Multiple
  Strategies Fund/VA        11.41        11.49      27,674     10.89        10.95        4,655

PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio                 14.70        16.34      59,141     20.20        19.89        7,052
 PBHG Large Cap Growth
  Portfolio                 15.79        16.84      68,280     17.33        17.34        3,577

Salomon Brothers
 Variable Series Fund
 Inc.
 Strategic Bond Fund        10.64        10.58         727        --           --           --
 Investors Fund             11.76        11.89       5,580        --           --           --
 Total Return Fund          10.82        10.84       2,869        --           --           --
-------------------------------------------------------------------------------------------------

Appendix

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account II. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period. This data is not intended to indicate future performance.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Separate Account II to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. The returns of the Investment Subdivisions shown reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction of all common fees and charges assessed under the Policy; that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value in the Separate Account) and the annual policy maintenance charge of $25. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the optional elective Death Benefit charge, and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Inception    Date of
                              period   period   period  in Separate  Inception
                              ended    ended    ended   Account to  In Separate
                             12/31/00 12/31/00 12/31/00  12/31/00    Account*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                   -20.58     NA       NA        6.71     07/27/98
 Alger American Small
  Capitalization Portfolio    -32.16     NA       NA       -0.31     07/27/98
Federated Insurance Series
 Federated American Leaders
  Fund II                      -4.54     NA       NA        2.19     07/27/98
 Federated High Income Bond
  Fund II                     -15.22     NA       NA       -7.59     07/27/98
 Federated Utility Fund II    -15.15     NA       NA       -3.04     07/27/98
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                     1.44     NA       NA        3.05     07/27/98
 VIP Growth Portfolio         -17.05     NA       NA       10.41     07/27/98
 VIP Overseas Portfolio       -24.62     NA       NA        0.65     07/27/98
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                   -10.47     NA       NA        0.91     07/27/98
 VIP II Contrafund
  Portfolio                   -12.98     NA       NA        6.41     07/27/98
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                   -10.18     NA       NA        2.24     07/27/98
 VIP III Growth
  Opportunities Portfolio     -22.72     NA       NA       -5.60     07/27/98
GE Investments Funds, Inc.
 Global Income Fund            -7.45     NA       NA       -3.88     07/27/98
 Income Fund                    3.74     NA       NA        1.50     07/27/98
 International Equity Fund    -18.67     NA       NA       -0.21     07/27/98
 Mid-Cap Value Equity Fund      1.31     NA       NA        5.60     07/27/98
 (formerly known as Value
  Equity Fund)
 Money Market Fund             -0.74     NA       NA        1.83     07/27/98
 Premier Growth Equity Fund       NA     NA       NA       -7.60     02/17/00
 Real Estate Securities
  Fund                         25.35     NA       NA        3.97     07/27/98
 S&P 500 Index Fund           -15.60     NA       NA        3.25     07/27/98
 Total Return Fund             -2.00     NA       NA        5.64     07/27/98
 U.S. Equity Fund              -7.36     NA       NA        6.80     07/27/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                 -11.18     NA       NA       -5.18     07/27/98
 Goldman Sachs Mid Cap
  Value Fund                   23.89     NA       NA        6.23     07/27/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                   -36.47     NA       NA       23.49     07/27/98
 Balanced Portfolio            -8.93     NA       NA       11.12     07/27/98
 Capital Appreciation
  Portfolio                   -23.76     NA       NA       17.14     07/27/98
 Flexible Income Portfolio     -0.70     NA       NA        0.70     07/27/98
 Growth Portfolio             -20.37     NA       NA       10.68     07/27/98
 International Growth
  Portfolio                   -21.67     NA       NA       12.45     07/27/98
 Worldwide Growth Portfolio   -21.42     NA       NA       10.74     07/27/98
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              -17.29     NA       NA       18.35     07/27/98
 Oppenheimer Bond Fund/VA      -0.86     NA       NA       -0.87     07/27/98
 Oppenheimer Capital
  Appreciation Fund/VA         -7.03     NA       NA       14.28     07/27/98
 Oppenheimer High Income
  Fund/VA                     -10.30     NA       NA       -5.64     07/27/98
 Oppenheimer Multiple
  Strategies Fund/VA           -0.52     NA       NA        3.72     07/27/98
PBHG Insurance Series Fund,
 Inc.
 PBHG Growth II Portfolio     -22.35     NA       NA       20.70     07/27/98
 PBHG Large Cap Growth
  Portfolio                    -8.19     NA       NA       22.28     07/27/98
Salomon Brothers Variable
 Series Funds, Inc
 Salomon Investors Fund           NA     NA       NA       13.49     02/17/00
 Salomon Strategic Bond
  Fund                            NA     NA       NA        0.31     02/17/00
 Salomon Total Return Fund        NA     NA       NA        2.94     02/17/00
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
 * Date on which a particular portfolio was first available in Separate Account
   II. As Separate Account II is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee or projection of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Adjusted Historical Performance Data. We may disclose historical performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historical performance includes data that precedes the date on which a particular portfolio was first available in Separate Account II. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the adjusted historic annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended
December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, adjusted total returns for the portfolios reflect deductions of all fees and charges under the Policy, including the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value held in the Separate Account), and the annual policy maintenance charge of $25. Total returns do not reflect the optional elective Death Benefit charge, and assume that no premium taxes apply. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge.

                                    Table 2

   Adjusted Historical Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio            -20.58   17.08    18.65   01/09/89
 Alger American Small Capitalization
  Portfolio                                 -32.16    4.79    11.87   09/21/88
Federated Insurance Series
 Federated American Leaders Fund II          -4.54   13.51       NA   02/10/94
 Federated High Income Bond Fund II         -15.22    2.26       NA   03/01/94
 Federated Utility Fund II                  -15.15    6.15       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                  1.44   11.38    15.60   10/09/86
 VIP Growth Portfolio                       -17.05   17.19    18.24   10/09/86
 VIP Overseas Portfolio                     -24.62    8.30     7.65   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio             -10.47    9.03    10.29   09/06/89
 VIP II Contrafund Portfolio                -12.98   15.71       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio          -10.18      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio     -22.72    8.48       NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund                          -7.45      NA       NA   05/01/97
 Income Fund                                  3.74   11.01       NA   01/02/95
 International Equity Fund                  -18.67    7.97       NA   05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity Fund)       1.31      NA       NA   05/01/97
 Money Market Fund**                         -0.74    3.27     3.20   06/30/85
 Premier Growth Equity Fund                 -11.68      NA       NA   12/12/97
 Real Estate Securities Fund                 25.35    9.99       NA   05/01/95
 S&P 500 Index Fund                         -15.60   15.74    16.09   04/14/85
 Total Return Fund                           -2.00   10.55    12.32   07/01/85
 U.S. Equity Fund                            -7.36   16.63       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund       -11.18      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund            23.89      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                -36.47   18.09       NA   09/13/93
 Balanced Portfolio                          -8.93   16.62       NA   09/13/93
 Capital Appreciation Portfolio             -23.76      NA       NA   05/01/97
 Flexible Income Portfolio                   -0.70    5.36       NA   09/13/93
 Growth Portfolio                           -20.37   17.29       NA   09/13/93
 International Growth Portfolio             -21.67   21.34       NA   05/02/94
 Worldwide Growth Portfolio                 -21.42   20.91       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA      -17.29   17.60    19.40   08/15/86
 Oppenheimer Bond Fund/VA                    -0.86    2.83     5.96   04/03/85
 Oppenheimer Capital Appreciation Fund/VA    -7.03   20.57    17.66   04/03/85
 Oppenheimer High Income Fund/VA            -10.30    3.23    10.05   04/30/86
 Oppenheimer Multiple Strategies Fund/VA     -0.52    9.30    10.07   02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                   -22.35      NA       NA   05/01/97
 PBHG Large Cap Growth Portfolio             -8.19      NA       NA   05/01/97
Salomon Brothers Variable Series Funds
 Inc
 Salomon Investors Fund                       8.20      NA       NA   02/17/98
 Salomon Strategic Bond Fund                  0.34      NA       NA   02/17/98
 Salomon Total Return Fund                    0.93      NA       NA   02/17/98
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

                                    Table 3

    Adjusted Historical Performance Data without surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio            -15.96   17.52    18.77   01/09/89
 Alger American Small Capitalization
  Portfolio                                 -28.21    5.46    11.98   09/21/88
Federated Insurance Series
 Federated American Leaders Fund II           0.95   14.01       NA   02/10/94
 Federated High Income Bond Fund II         -10.29    3.00       NA   03/01/94
 Federated Utility Fund II                  -10.22    6.80       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                  6.91   11.92    15.71   10/09/86
 VIP Growth Portfolio                       -12.22   17.64    18.36   10/09/86
 VIP Overseas Portfolio                     -20.24    8.89     7.75   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio              -5.27    9.61    10.40   09/06/89
 VIP II Contrafund Portfolio                 -7.93   16.18       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio           -4.96      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio     -18.22    9.07       NA   01/03/95
GE Investments Funds, Inc.
 Global Income Fund                          -2.07      NA       NA   05/01/97
 Income Fund                                  9.20   11.56       NA   01/02/95
 International Equity Fund                  -13.94    8.57       NA   05/01/95
 Mid-Cap Value Equity Fund                    6.78      NA       NA   05/01/97
 Money Market Fund**                          4.74    3.98     3.30   06/30/85
 Premier Growth Equity Fund                  -6.55      NA       NA   12/12/97
 Real Estate Securities Fund                 30.69   10.55       NA   05/01/95
 S&P 500 Index Fund                         -10.69   16.20    16.20   04/14/85
 Total Return Fund                            3.48   11.10    12.44   07/01/85
 U.S. Equity Fund                            -1.98   17.08       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund        -6.02      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund            29.25      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                -32.77   18.52       NA   09/13/93
 Balanced Portfolio                          -3.64   17.07       NA   09/13/93
 Capital Appreciation Portfolio             -19.33      NA       NA   05/01/97
 Flexible Income Portfolio                    4.77    6.02       NA   09/13/93
 Growth Portfolio                           -15.74   17.73       NA   09/13/93
 International Growth Portfolio             -17.11   21.73       NA   05/02/94
 Worldwide Growth Portfolio                 -16.85   21.30       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA      -12.48   18.04    19.52   08/15/86
 Oppenheimer Bond Fund/VA                     4.62    3.55     6.07   04/03/85
 Oppenheimer Capital Appreciation Fund/VA    -1.62   20.97    17.78   04/03/85
 Oppenheimer High Income Fund/VA             -5.08    3.95    10.16   04/30/86
 Oppenheimer Multiple Strategies Fund/VA      4.95    9.87    10.18   02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                   -17.84      NA       NA   05/01/97
 PBHG Large Cap Growth Portfolio             -2.85      NA       NA   05/01/97
Salomon Brothers Variable Series Funds
 Inc
 Salomon Investors Fund                      13.63      NA       NA   02/17/98
 Salomon Strategic Bond Fund                  5.81      NA       NA   02/17/98
 Salomon Total Return Fund                    6.40      NA       NA   02/17/98
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

** Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

Past performance is not a guarantee or projection of future results.

Statement of Additional Information
Table of Contents


The Policies................................................................ B-3
  Transfer of Annuity Units................................................. B-3
  Net Investment Factor..................................................... B-3

Termination of Participation Agreements..................................... B-3

Calculation of Performance Data............................................. B-4
  Money Market Investment Subdivision....................................... B-4
  Other Investment Subdivisions............................................. B-5
  Other Performance Data.................................................... B-6

Federal Tax Matters......................................................... B-7
  Taxation of GE Capital Life............................................... B-7
  IRS Required Distributions................................................ B-7

General Provisions.......................................................... B-7
  Using the Policies as Collateral.......................................... B-7
  Beneficiaries............................................................. B-8
  Non-Participating......................................................... B-8
  Misstatement of Age or Sex................................................ B-8
  Incontestability.......................................................... B-8
  Statement of Values....................................................... B-8
  Written Notice............................................................ B-8
  Distribution of the Policies.............................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans............... B-8

State Regulation of GE Capital Life......................................... B-9

Legal Matters............................................................... B-9

Experts..................................................................... B-9

Financial Statements........................................................ B-9

A Statement of Additional Information containing more detailed information about the Policy and the Separate Account is available free by writing us at our Variable Annuity Servicing Center, by calling (800) 313-5282, or by accessing the SEC's website at http://www.sec.gov.

                             Dated May 1, 2001

A Statement of Additional Information containing more detailed information about the Policy and Separate Account II is available free by writing us at the address below or by calling (800) 352-9910.

To GE Capital Life Assurance Company of New York

Variable Annuity Servicing Center
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Separate Account II, Policy Form P1066 6/97 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________

________________________________________________________________________________
     City                                               State             Zip

Signature of Requestor: ________________________________________________________
                                            Date

                                GE Capital Life
                              Separate Account II

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Deferred Variable Annuity Policy
                                Form P1066 6/97

                                  Offered by

                 GE Capital Life Assurance Company of New York

                          125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                                (914) 253-8822

                    Variable Annuity Servicing Center
                            6610 West Broad Street
                              Richmond, VA 23230
                                (800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Capital Life Assurance Company of New York ("the Company", "we", "us", or "our"). You may obtain a copy of the Prospectus dated May 1, 2001 by contacting us at our Variable Annuity Servicing Center at the address or telephone number listed above or by accessing the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This Statement of Additional Information is
                   not a Prospectus and should be read only
      in conjunction with the Prospectuses for the Policy and the Funds.

Dated May 1, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               Table of Contents

                                                                            Page
                                                                            ----
The Policies...............................................................   3
  Transfer Of Annuity Units................................................   3
  Net Investment Factor....................................................   3

Termination of Participation Agreements....................................   3

Calculation of Performance Data............................................   4
  Money Market Investment Subdivision......................................   4
  Other Investment Subdivisions............................................   5
  Other Performance Data...................................................   6

Federal Tax Matters........................................................   7
  Taxation of GE Capital Life..............................................   7
  IRS Required Distributions...............................................   7

General Provisions.........................................................   7
  Using the Policy as Collateral...........................................   7
  Beneficiaries............................................................   8
  Non-Participating........................................................   8
  Misstatement of Age or Sex...............................................   8
  Incontestability.........................................................   8
  Statement of Values......................................................   8
  Written Notice...........................................................   8
  Distribution of the Policies.............................................   8

Legal Developments Regarding Employment-Related Benefit Plans..............   8

State Regulation of GE Capital Life........................................   9

Legal Matters..............................................................   9

Experts....................................................................   9

Financial Statements.......................................................   9

The Policies

Transfer Of Annuity Units

  At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held (subject to certain restrictions described in the Policy). The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred;
(b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

  We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

  The net investment factor measures investment performance of the Investment Subdivisions of the Separate Account during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policy for a Valuation Period is (a) divided by (b) minus (c) where:

  (a)is

    (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and .15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The values of the assets in the Separate Account will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

  The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes these provisions:

  The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

    Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

    Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

    GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

    Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

    Janus Aspen Series. This agreement may be terminated by the parties on six month advance written notice.

    Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

    PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

    Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

  From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Money Market Investment Subdivision

   From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

   Current Yield = ((NCP-ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV  =  the unit value on the first day of the seven-day period.

  The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

   Effective Yield = (1 + ((NCP - ES)/UV))/365///7/ - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV  =  the unit value for the first day of the seven-day period.

  The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding Money Market portfolio.

  Yield calculations do not take into account the surrender charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the elective Optional Death Benefit Rider.

 Current Yield 4.75% as of December 31, 2000
 Effective Yield 4.86% as of December 31, 2000

  GE Investments Funds, Inc. provided information we used to calculate these yields. We have not independently verified this information.

  Past performance is not a guarantee or projection of future results.

Other Investment Subdivisions

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, the elective Optional Death Benefit charge, and the surrender charge as described below:

  1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy year. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Standardized average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

  4. Total return does not consider the elective Optional Death Benefit charge.

  5. Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

  The Funds provided the price information we used to calculate the total return of the Investment Subdivisions. We have not independently verified this information.

  Past performance is not a guarantee or projection of future results.

Other Performance Data

  We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =  (ERV/P) - 1

where:

  CTR  = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =    a hypothetical single investment of $1,000.

  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotation of Investment Subdivision performance with standard performance quotations.

Federal Tax Matters

Taxation of GE Capital Life

  We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

  We may also incur state and local taxes (including premium taxes). At present, these taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes (including premium taxes), charges for such taxes attributable to Separate Account may be made.

IRS Required Distributions

  In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules may not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.

General Provisions

Using the Policy as Collateral

  A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at the Variable Annuity Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

  A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

  The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Beneficiaries

  You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Variable Annuity Service Center. Each change of Beneficiary revokes any previous designation.

Non-Participating

  The Policy is non-participating. No dividends are payable.

Misstatement of Age or Sex

  If an Annuitant's Age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex. If an overpayment has been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and will be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

Incontestability

  We will not contest the Policy.

Statement of Values

  At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

  Any written notice should be sent to us at our Variable Annuity Servicing Center at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

  We will send all notices to the Owner at the last known address on file with the company.

Distribution of the Policies

  The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company reserves the right to discontinue offering the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

State Regulation of GE Capital Life

  We are a stock life insurance company organized under the laws of New York, and are subject to regulation by the New York Insurance Department. An annual statement is filed with the New York Superintendent of Insurance each year covering the operations and reporting on the financial condition of GE Capital Life as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the New York Insurance Department at least once every five years.

Legal Matters

  Sutherland Asbill & Brennan LLP of Washington D.C. has provided advice on certain legal matters relating to federal securities laws. All matters of New York law pertaining to the Policy, including the validity of the Policy and GE Capital Life's right to issue the Policies under New York insurance law, have been passed upon by Donita M. King, Senior Vice President, General Counsel and Secretary of the Company.

Experts

The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Capital Life Separate Account II as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

This Statement of Additional Information contains financial statements for GE Capital Life Assurance Company of New York (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Capital Life Separate Account II, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The financial statements of the Company included herein should be distinguished from the financial statements of GE Capital Life Separate Account II and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account II.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-7
Statements of Changes in Net Assets........................................ F-12

Notes to Financial Statements.............................................. F-30

                         Independent Auditors' Report

Contractholders
GE Capital Life Separate Account II
and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Oppenheimer Variable Account Funds--High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Federated Insurance Series--American Leaders, High Income Bond, and Utility Funds II; the Janus Aspen Series--Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 2000 and the related statements of operations for the aforementioned funds of GE Capital Life Separate Account II for the year or lesser period then ended and the related statements of changes in net assets for the aforementioned funds of GE Capital Life Separate Account II for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Capital Life Separate Account II as of December 31, 2000 and the results of their operations for the year or lesser period then ended and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                          GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------------
                                                                       Real            Mid-Cap                 Premier
                                      Money    Total  International   Estate   Global   Value           U.S.   Growth
                          S&P 500    Market   Return     Equity     Securities Income  Equity  Income  Equity  Equity
                         Index Fund   Fund     Fund       Fund         Fund     Fund    Fund    Fund    Fund    Fund
                         ---------- --------- ------- ------------- ---------- ------- ------- ------- ------- -------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (252,319 shares,
  cost -- $6,840,075)..  $6,234,811       --      --         --          --        --      --      --      --      --
 Money Market Fund
  (4,063,724 shares,
  cost -- $4,063,724)..         --  4,063,724     --         --          --        --      --      --      --      --
 Total Return Fund
  (24,843 shares,
  cost --  $395,718)...         --        --  385,313        --          --        --      --      --      --      --
 International Equity
  Fund (14,968 shares,
  cost --   $190,581)..         --        --      --     158,808         --        --      --      --      --      --
 Real Estate Securities
  Fund (5,168 shares,
  cost -- $68,273).....         --        --      --         --       71,424       --      --      --      --      --
 Global Income Fund
  (12,742 shares,
  cost -- $120,853)....         --        --      --         --          --    121,173     --      --      --      --
 Mid-Cap Value Equity
  Fund (23,485 shares,
  cost -- $367,942)....         --        --      --         --          --        --  383,036     --      --      --
 Income Fund (31,250
  shares,
  cost -- $374,636)....         --        --      --         --          --        --      --  374,693     --      --
 U.S. Equity Fund
  (19,183 shares,
  cost -- $714,458)....         --        --      --         --          --        --      --      --  682,146     --
 Premier Growth Equity
  Fund (3,491 shares,
  cost -- $291,403)....         --        --      --         --          --        --      --      --      --  274,695
 Receivable from
  affiliate (note 3)...         --      4,312     --         --          --        --      --      --      --      --
 Receivable for units
  sold.................      10,103   396,274     --         --        4,055       --      433     --      --      --
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total assets..........   6,244,914 4,464,310 385,313    158,808      75,479   121,173 383,469 374,693 682,146 274,695
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total liabilities.....       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $6,242,093 4,462,906 385,140    158,734      75,450   121,115 383,298 374,519 681,842 274,622
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Outstanding units......     548,997   404,982  32,122     15,089       6,527    12,577  31,995  34,234  55,479  28,080
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Net asset value per
 unit..................  $    11.37     11.02   11.99      10.52       11.56      9.63   11.98   10.94   12.29    9.78
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund            Products Fund II      Products Fund III
                          ------------------------------ -------------------- -----------------------
                           Equity-                         Asset              Growth &     Growth
                            Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ---------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (43,116 shares,
  cost --  $1,057,856)..  $1,100,331       --       --        --         --        --          --
 Growth Portfolio
  (52,080 shares, cost
  --  $2,573,573).......         --  2,273,283      --        --         --        --          --
 Overseas Portfolio
  (22,377 shares, cost
  --  $517,717).........         --        --   447,311       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (18,107 shares,
  cost --  $303,290)....         --        --       --    289,716        --        --          --
 Contrafund Portfolio
  (137,841 shares,
  cost --  $3,545,491)..         --        --       --        --   3,272,348       --          --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio
  (61,059 shares,
  cost --  $952,557)....         --        --       --        --         --    931,760         --
 Growth Opportunities
  Portfolio
  (42,961 shares,
  cost --  $902,086)....         --        --       --        --         --        --      762,122
Receivable from
 affiliate (note 3).....         --        --       --        --         --        --          --
Recievable for units
 sold...................         --        433    8,653       --      10,242       --          --
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total assets...........   1,100,331 2,273,716  455,964   289,716  3,282,590   931,760     762,122
                          ---------- ---------  -------   -------  ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total liabilities......         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $1,099,854 2,272,723  455,764   289,578  3,281,126   931,374     761,762
                          ========== =========  =======   =======  =========   =======     =======
Outstanding units.......      97,160   171,139   42,476    26,838    269,165    83,757      82,621
                          ========== =========  =======   =======  =========   =======     =======
Net asset value per
 unit...................  $    11.32     13.28    10.73     10.79      12.19     11.12        9.22
                          ========== =========  =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                   Oppenheimer Variable Account Funds            Federated Insurance Series
                          ----------------------------------------------------- ----------------------------
                            High             Aggressive   Capital     Multiple  American    High
                           Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------- --------- ---------- ------------ ---------- -------- ----------- -------
Assets
Investments in
 Oppenheimer Variable
 Accounts Fund, at fair
 value (note 2):
 High Income Fund/VA
  (43,850 shares,
  cost --  $440,656)....  $406,487       --        --          --         --        --         --        --
 Bond Fund/VA (90,413
  shares, cost --
   $1,003,733)..........       --  1,017,148       --          --         --        --         --        --
 Aggressive Growth
  Fund/VA (22,489
  shares, cost  --
   $2,092,215)..........       --        --  1,591,580         --         --        --         --        --
 Capital Appreciation
  Fund/VA (22,983
  shares, cost --
   $1,146,182)..........       --        --        --    1,071,695        --        --         --        --
 Multiple Strategies
  Fund/VA
  (19,222 shares,
  cost --  $320,976)....       --        --        --          --     318,117       --         --        --
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (39,192 shares,
  cost--  $782,257).....       --        --        --          --         --    804,224        --        --
 High Income Bond Fund
  II (34,629 shares,
  cost--  $333,979).....       --        --        --          --         --        --     292,958       --
 Utility Fund II (39,543
  shares, cost --
   $545,256)............       --        --        --          --         --        --         --    491,918
Receivable for units
 sold...................     8,033       --        975         --         --        --         --        --
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total assets...........   414,520 1,017,148 1,592,555   1,071,695    318,117   804,224    292,958   491,918
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total liabilities......       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $414,322 1,016,680 1,591,871   1,071,259    317,979   803,891    292,820   491,703
                          ======== ========= =========   =========    =======   =======    =======   =======
Outstanding units.......    44,986    98,135   101,978      74,496     27,674    72,357     33,465    49,970
                          ======== ========= =========   =========    =======   =======    =======   =======
Net asset value per
 unit...................  $   9.21     10.36     15.61       14.38      11.49     11.11       8.75      9.84
                          ======== ========= =========   =========    =======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Balanced Portfolio
  (234,120 shares,
  cost --  $6,128,977)..  $5,691,452       --         --        --      --            --           --
 Aggressive Growth
  Portfolio (167,484
  shares, cost --
  $9,042,451)...........         --  6,079,682        --        --      --            --           --
 Growth Portfolio
  (152,145 shares,
  cost -- $4,882,204)...         --        --   4,028,798       --      --            --           --
 Worldwide Growth
  Portfolio (111,618
  shares, cost --
  $5,007,223)...........         --        --         --  4,127,643     --            --           --
 Flexible Income
  Portfolio (8,622
  shares,
  cost -- $99,560)......         --        --         --        --   98,807           --           --
 International Growth
  Portfolio (77,346
  shares, cost --
  $2,946,653)...........         --        --         --        --      --      2,389,993          --
 Capital Appreciation
  Portfolio (227,646
  shares, cost --
  $6,898,054)...........         --        --         --        --      --            --     6,098,633
Receivable for units
 sold...................         --      8,587        --        495     --            --           --
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total assets...........   5,691,452 6,088,269  4,028,798 4,128,138  98,807     2,389,993    6,098,633
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       2,689     3,113      1,852     1,935      51         1,034        2,861
Payable for units
 withdrawn..............         --        --         --        --      --            --             5
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total liabilities......       2,689     3,113      1,852     1,935      51         1,034        2,866
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $5,688,763 6,085,156  4,026,946 4,126,203  98,756     2,388,959    6,095,767
                          ========== =========  ========= =========  ======     =========    =========
Outstanding units.......     422,015   352,967    301,644   308,617   9,195       172,488      399,985
                          ========== =========  ========= =========  ======     =========    =========
Net asset value per
 unit...................  $    13.48     17.24      13.35     13.37   10.74         13.85        15.24
                          ========== =========  ========= =========  ======     =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                                         Goldman Sachs         Salomon Brothers
                                                     PBHG Insurance         Variable               Variable
                            Alger American Fund     Series Fund, Inc.   Insurance Trust        Series Fund Inc.
                          ------------------------ ------------------- ------------------ --------------------------
                                                     PBHG
                              Small      LargeCap  Large Cap   PBHG    Growth and Mid Cap Strategic           Total
                          Capitalization  Growth    Growth   Growth II   Income    Value    Bond    Investors Return
                            Portfolio    Portfolio Portfolio Portfolio    Fund     Fund     Fund      Fund     Fund
                          -------------- --------- --------- --------- ---------- ------- --------- --------- ------
Assets
Investments in Alger
 American Fund, at fair
 value (note 2):
 Small Capitilization
  Portfolio (38,403
  shares, cost --
   $1,326,312)..........     $902,080          --        --       --        --        --      --        --       --
 LargeCap Growth
  Portfolio (22,831
  shares, cost --
   $1,306,145)..........          --     1,079,199       --       --        --        --      --        --       --
Investments in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio (46,874
  shares, cost --
   $1,317,347)..........          --           --  1,150,286      --        --        --      --        --       --
 PBHG Growth II
  Portfolio (51,207
  shares, cost --
   $1,292,960)..........          --           --        --   966,790       --        --      --        --       --
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (34,395 shares,
  cost -- $368,887).....          --           --        --       --    355,648       --      --        --       --
 Mid Cap Value Fund
  (86,623 shares,
  cost -- $783,337).....          --           --        --       --        --    924,266     --        --       --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (789 shares, cost --
   $7,917)..............          --           --        --       --        --        --    7,696       --       --
 Investors Fund (4,884
  shares, cost --
   $66,707).............          --           --        --       --        --        --      --     66,372      --
 Total Return Fund
  (2,907 shares, cost --
   $30,785).............          --           --        --       --        --        --      --        --    31,107
Receivable for units
 sold...................        8,376          --        --       --        --        --      --        --       --
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total assets...........      910,456    1,079,199 1,150,286  966,790   355,648   924,266   7,696    66,372   31,107
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total liabilities......          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........     $910,008    1,078,685 1,149,832  966,368   355,498   923,874   7,693    66,349   31,096
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Outstanding units.......       86,750       87,912    68,280   59,141    38,144    76,039     727     5,580    2,869
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Net asset value per
 unit...................     $  10.49        12.27     16.84    16.34      9.32     12.15   10.58     11.89    10.84
                             ========    ========= =========  =======   =======   =======   =====    ======   ======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements of Operations

              Year ended December 31, 2000, except as noted below

                                     GE Investments Funds, Inc.
                         -----------------------------------------------------
                          S&P 500    Money   Total   International Real Estate
                           Index    Market  Return      Equity     Securities
                           Fund      Fund    Fund         Fund        Fund
                         ---------  ------- -------  ------------- -----------
Investment income:
 Income -- Ordinary
  dividends............. $  52,637  175,183   9,459         809       2,515
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......    63,576   40,378   3,100         832         265
                         ---------  ------- -------     -------       -----
Net investment income
 (expense)..............   (10,939) 134,805   6,359         (23)      2,250
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    16,937      --      164         407         517
 Unrealized appreciation
  (depreciation)........  (735,988)     --  (10,804)    (33,555)      3,393
 Capital gain
  distributions.........   120,420      --   14,338      23,490         263
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (598,631)     --    3,698      (9,658)      4,173
                         ---------  ------- -------     -------       -----
Increase (decrease) in
 net assets from
 operations............. $(609,570) 134,805  10,057      (9,681)      6,423
                         =========  ======= =======     =======       =====

                                GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Global     Mid-Cap                          Premier
                         Income   Value Equity Income U.S. Equity Growth Equity
                          Fund        Fund      Fund     Fund        Fund-a)
                         -------  ------------ ------ ----------- -------------
Investment income:
 Income -- Ordinary
  dividends............. $   181      3,486    20,267     4,415          226
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......   1,345      3,207     3,330     6,383          677
                         -------    -------    ------  --------      -------
Net investment income
 (expense)..............  (1,164)       279    16,937    (1,968)        (451)
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,083)   (1,325)     (100)       267          (30)
 Unrealized appreciation
  (depreciation)........   1,374     14,457     6,490  (37,537)      (16,709)
 Capital gain
  distributions.........     --      13,107       --     29,784       10,698
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments.........     291     26,239     6,390    (7,486)      (6,041)
                         -------    -------    ------  --------      -------
Increase (decrease) in
 net assets from
 operations............. $  (873)    26,518    23,327    (9,454)      (6,492)
                         =======    =======    ======  ========      =======

-a)  Reflects period covering May 12, 2000 to December 31, 2000.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                  Variable Insurance          Variable Insurance
                                     Products Fund             Products Fund II
                             ------------------------------- ---------------------
                              Equity-                          Asset
                              Income     Growth    Overseas   Manager   Contrafund
                             Portfolio  Portfolio  Portfolio Portfolio  Portfolio
                             ---------  ---------  --------- ---------  ----------
Investment income:
 Income -- Ordinary
  dividends................  $ 10,112         895     2,401     4,569       5,316
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3).................    10,551      23,686     5,002     3,159      33,762
                             --------   ---------   -------  --------    --------
Net investment income
 (expense).................      (439)    (22,791)   (2,601)    1,410     (28,446)
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain (loss)..   (14,553)        693   (5,598)   (2,237)    (13,974)
 Unrealized appreciation
  (depreciation)...........    44,296   (399,929)   (99,969) (20,037)    (387,197)
 Capital gain
  distributions............    38,096      89,038    15,119    10,764     192,986
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments...............    67,839    (310,198)  (90,448)  (11,510)   (208,185)
                             --------   ---------   -------  --------    --------
Increase (decrease) in net
 assets from operations....  $ 67,400    (332,989)  (93,049)  (10,100)   (236,631)
                             ========   =========   =======  ========    ========

                                                           Variable Insurance
                                                            Products Fund III
                                                         ------------------------
                                                         Growth &      Growth
                                                          Income    Opportunities
                                                         Portfolio    Portfolio
                                                         ---------  -------------
Investment income:
 Income -- Ordinary dividends..........................  $  2,236        6,515
 Expenses -- Mortality and expense risk charges and
  administrative expenses (note 3).....................     7,698        9,493
                                                         --------     --------
Net investment income (expense)........................    (5,462)      (2,978)
                                                         --------     --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..............................   (4,471)      (16,224)
 Unrealized appreciation (depreciation)................  (26,978)     (155,771)
 Capital gain distributions............................    14,590       33,039
                                                         --------     --------
Net realized and unrealized gain (loss) on
 investments...........................................   (16,859)    (138,956)
                                                         --------     --------
Increase (decrease) in net assets from operations......  $(22,321)    (141,934)
                                                         ========     ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                    Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                              High             Aggressive   Capital     Multiple
                             Income    Bond      Growth   Appreciation Strategies
                            Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA
                            --------  -------  ---------- ------------ ----------
Investment income:
 Income -- Ordinary
  dividends...............  $ 28,777  36,092         --         307       5,851
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3)................     4,415   9,771      15,468      8,227       2,717
                            --------  ------    --------    -------      ------
Net investment income
 (expense)................    24,362  26,321     (15,468)    (7,920)      3,134
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    (7,283) (2,956)     (2,468)    (2,505)        384
 Unrealized appreciation
  (depreciation)..........   (35,385) 12,406    (539,911)   (92,758)     (4,991)
 Capital gain
  distributions...........       --      --       19,100     16,371       8,498
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments..............   (42,668)  9,450    (523,279)   (78,892)      3,891
                            --------  ------    --------    -------      ------
Increase (decrease) in net
 assets from operations...  $(18,306) 35,771    (538,747)   (86,812)      7,025
                            ========  ======    ========    =======      ======

                                                   Federated Insurance Series
                                                  -----------------------------
                                                  American     High
                                                  Leaders   Income Bond Utility
                                                  Fund II     Fund II   Fund II
                                                  --------  ----------- -------
Investment income:
 Income -- Ordinary dividends.................... $ 2,718      22,028     7,531
 Expenses -- Mortality and expense risk charges
  and administrative expenses (note 3)...........   6,345       3,492     5,067
                                                  -------     -------   -------
Net investment income (expense)..................  (3,627)     18,536     2,464
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................  (3,648)     (7,077)     (649)
 Unrealized appreciation (depreciation)..........  18,395     (42,272)  (53,694)
 Capital gain distributions......................   8,225         --      5,006
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments.....................................  22,972     (49,349)  (49,337)
                                                  -------     -------   -------
Increase (decrease) in net assets from
 operations...................................... $19,345     (30,813)  (46,873)
                                                  =======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                                       Janus Aspen Series
                         -----------------------------------------------------------------------------------
                                    Aggressive              Worldwide   Flexible  International   Capital
                         Balanced     Growth      Growth      Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  ----------  ----------  --------- ------------- ------------
Investment income:
 Income -- Ordinary
  dividends............. $  48,457         --        3,000       6,626    1,695        7,710         31,467
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....    60,129      89,262      44,349      47,239    1,223       23,165         78,032
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net investment income
 (expense)..............   (11,672)    (89,262)    (41,349)    (40,613)     472      (15,455)       (46,565)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     7,453     107,084      10,970      40,200   (1,062)      (4,035)        92,586
 Unrealized appreciation
  (depreciation)........  (645,146) (3,844,634) (1,012,431) (1,190,191)   1,390     (639,252)    (1,485,680)
 Capital gain
  distributions.........   459,875     788,112     267,474     300,416    3,555       82,813         45,609
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (177,818) (2,949,438)   (733,987)   (849,575)   3,883     (560,474)    (1,347,485)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Increase (decrease) in
 net assets from
 operations............. $(189,490) (3,038,700)   (775,336)   (890,188)   4,355     (575,929)    (1,394,050)
                         =========  ==========  ==========  ==========   ======     ========     ==========

                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  --------------------
                                                               PBHG
                                       Small      LargeCap   Large Cap    PBHG
                                   Capitalization  Growth     Growth    Growth II
                                     Portfolio    Portfolio  Portfolio  Portfolio
                                   -------------- ---------  ---------  ---------
Investment income:
 Income -- Ordinary dividends.....   $     --          --         --         --
 Expenses -- Mortality and expense
  risk charges and administrative
  expenses (note 3)...............      10,534      13,426      8,413     10,794
                                     ---------    --------   --------   --------
Net investment income (expense)...     (10,534)    (13,426)    (8,413)   (10,794)
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).........     (41,574)     11,334       (349)    21,523
 Unrealized appreciation
  (depreciation)..................    (500,225)   (329,907)  (182,284)  (372,036)
 Capital gain distributions.......     242,875     122,367     20,225     21,546
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments............    (298,924)   (196,206)  (162,408)  (328,967)
                                     ---------    --------   --------   --------
Increase (decrease) in net assets
 from operations..................   $(309,458)   (209,632)  (170,821)  (339,761)
                                     =========    ========   ========   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

              Year ended December 31, 2000, Except as listed below

                          Goldman Sachs Variable    Salomon Brothers Variable
                             Insurance Trust             Series Fund Inc.
                          ------------------------  --------------------------
                           Growth and    Mid Cap    Strategic           Total
                             Income       Value       Bond    Investors Return
                              Fund        Fund       Fund-a)   Fund-b)  Fund-c)
                          ------------  ----------  --------- --------- ------
Investment income:
 Income -- Ordinary
  dividends..............  $     1,306       6,658     457        454     951
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3)......        3,403       7,308      42        195     219
                           -----------  ----------    ----      -----   -----
Net investment income
 (expense)...............       (2,097)       (650)    415        259     732
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................         (122)     (2,036)    --          11      70
 Unrealized appreciation
  (depreciation).........      (15,562)    153,996    (222)      (335)    322
 Capital gain
  distributions..........          --       21,504     --       1,911     --
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments..........      (15,684)    173,464    (222)     1,587     392
                           -----------  ----------    ----      -----   -----
Increase (decrease) in
 net assets from
 operations..............     $(17,781)    172,814     193      1,846   1,124
                           ===========  ==========    ====      =====   =====

-a) Reflects period covering August 9, 2000 to December 31, 2000.

-b) Reflects period covering May 15, 2000 to December 31, 2000.

-c) Reflects period covering April 28, 2000 to December 31, 2000.

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                          GE Investments Funds, Inc.
                          ----------------------------------------------------------
                              S&P 500 Index Fund            Money Market Fund
                          --------------------------- ------------------------------
                                        Period from
                           Year ended  May 6, 1999 to  Year ended     Period from
                          December 31,  December 31,  December 31, April 29, 1999 to
                              2000          1999          2000     December 31, 1999
                          ------------ -------------- ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  (10,939)       6,930        134,805          6,992
 Net realized gain
  (loss)................       16,937       11,914            --             --
 Unrealized appreciation
  (depreciation) on
  investments...........     (735,988)     130,724            --             --
 Capital gain
  distributions.........      120,420       20,428            --             --
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (609,570)     169,996        134,805          6,992
                           ----------    ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,376,266    1,916,894      4,621,125      1,884,687
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --           --             --             --
 Surrenders.............     (235,529)      (4,344)       (78,709)          (207)
 Administrative expenses
  (note 3)..............         (516)         --             (97)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        1,738          236          2,540          1,697
 Transfers (to) from the
  Guarantee Account.....    1,273,227      106,565         80,694        (51,805)
 Interfund transfers....      240,690        6,440     (2,001,589)      (137,227)
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    4,655,876    2,025,791      2,623,964      1,697,145
                           ----------    ---------     ----------      ---------
Increase (decrease) in
 net assets.............    4,046,306    2,195,787      2,758,769      1,704,137
Net assets at beginning
 of year................    2,195,787          --       1,704,137            --
                           ----------    ---------     ----------      ---------
Net assets at end of
 year...................   $6,242,093    2,195,787      4,462,906      1,704,137
                           ==========    =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                               Total Return Fund          International Equity Fund
                          ---------------------------- -------------------------------
                                         Period from
                           Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31, August 26, 1999 to
                              2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $  6,359        1,503            (23)             (3)
 Net realized gain
  (loss)................         164           61            407             292
 Unrealized appreciation
  (depreciation) on
  investments...........     (10,084)         399        (33,555)          1,782
 Capital gain
  distributions.........      14,338        2,092         23,490           1,639
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  operations............      10,057        4,055         (9,681)          3,710
                            --------       ------        -------          ------
From capital
 transactions:
 Net premiums...........     144,891       78,294        136,504          23,207
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --           --             --              --
 Surrenders.............      (6,142)        (208)        (3,081)            --
 Administrative expenses
  (note 3)..............         (78)         --             --              --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         233          (92)           430              61
 Transfers (to) from the
  Guarantee Account.....      97,456        5,388          7,584             --
 Interfund transfers....      50,269        1,017            --              --
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  capital transactions..     286,629       84,399        141,437          23,268
                            --------       ------        -------          ------
Increase (decrease) in
 net assets.............     296,686       88,454        131,756          26,978
Net assets at beginning
 of year................      88,454          --          26,978             --
                            --------       ------        -------          ------
Net assets at end of
 year...................    $385,140       88,454        158,734          26,978
                            ========       ======        =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                          Real Estate Securities Fund       Global Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  July 9, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 2,250            89         (1,164)          556
 Net realized gain
  (loss)................        517            (1)        (1,083)         (573)
 Unrealized appreciation
  (depreciation) on
  investments...........      3,393          (243)         1,374        (1,054)
 Capital gain
  distributions.........        263             5            --             68
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  operations............      6,423          (150)          (873)       (1,003)
                            -------         -----        -------        ------
From capital
 transactions:
 Net premiums...........     28,909         2,000         51,414        64,472
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........        --            --             --            --
 Surrenders.............     (1,436)          --            (780)         (204)
 Administrative expenses
  (note 3)..............         (2)          --             (13)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         61             1             77           (65)
 Transfers (to) from the
  Guarantee Account.....     12,620           --           8,827           --
 Interfund transfers....     27,024           --            (737)          --
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..     67,176         2,001         58,788        64,203
                            -------         -----        -------        ------
Increase (decrease) in
 net assets.............     73,599         1,851         57,915        63,200
Net assets at beginning
 of year................      1,851           --          63,200           --
                            -------         -----        -------        ------
Net assets at end of
 year...................    $75,450         1,851        121,115        63,200
                            =======         =====        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                           Mid-Cap Value Equity Fund           Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $    279           398        16,937          7,419
 Net realized gain
  (loss)................      (1,325)          299          (100)        (1,204)
 Unrealized appreciation
  (depreciation) on
  investments...........      14,457           637         6,490         (6,432)
 Capital gain
  distributions.........      13,107           --            --             257
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      26,518         1,334        23,327             40
                            --------       -------       -------        -------
From capital
 transactions:
 Net premiums...........     212,889       130,953        86,216        155,833
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --            --             --
 Surrenders.............     (14,189)          --         (7,952)           --
 Administrative expenses
  (note 3)..............         (52)          --            (30)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       9,210            15           (21)            64
 Transfers (to) from the
  Guarantee Account.....      45,778           --         85,949         17,167
 Interfund transfers....     (16,074)      (13,084)       25,926        (12,000)
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     237,562       117,884       190,088        161,064
                            --------       -------       -------        -------
Increase (decrease) in
 net assets.............     264,080       119,218       213,415        161,104
Net assets at beginning
 of year................     119,218           --        161,104            --
                            --------       -------       -------        -------
Net assets at end of
 year...................    $383,298       119,218       374,519        161,104
                            ========       =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                      GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                                                Premier Growth
                                         U.S. Equity Fund         Equity Fund
                                   ---------------------------- ---------------
                                                  Period from     Period from
                                    Year ended  June 2, 1999 to May 12, 2000 to
                                   December 31,  December 31,    December 31,
                                       2000          1999            2000
                                   ------------ --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense)......................    $ (1,968)           67            (451)
 Net realized gain (loss)........         267        (2,044)            (30)
 Unrealized appreciation
  (depreciation) on investments..     (37,537)        5,225         (16,709)
 Capital gain distributions......      29,784        15,120          10,698
                                     --------       -------         -------
 Increase (decrease) in net
  assets from operations.........      (9,454)       18,368          (6,492)
                                     --------       -------         -------
From capital transactions:
 Net premiums....................     218,273       207,811         222,717
 Transfers (to) from the general
  account of GE Capital Life:
 Death Benefits..................         --            --              --
 Surrenders......................     (31,076)       (1,558)           (551)
 Administrative expenses (note
  3).............................         (75)          --              --
 Transfer gain (loss) and
  transfer fees (note 3).........        (648)          423            (127)
 Transfers (to) from the
  Guarantee Account..............     147,317        (3,965)         59,075
 Interfund transfers.............      28,624       107,802             --
                                     --------       -------         -------
 Increase (decrease) in net
  assets from capital
  transactions...................     362,415       310,513         281,114
                                     --------       -------         -------
Increase (decrease) in net
 assets..........................     352,961       328,881         274,622
Net assets at beginning of year..     328,881           --              --
                                     --------       -------         -------
Net assets at end of year........    $681,842       328,881         274,622
                                     ========       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         -------------------------------------------------------------------------------------
                           Equity-Income Portfolio         Growth Portfolio            Overseas Portfolio
                         ---------------------------- --------------------------- ----------------------------
                                        Period from                 Period from                  Period from
                          Year ended  May 13, 1999 to  Year ended  May 6, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                             2000          1999           2000          1999          2000          1999
                         ------------ --------------- ------------ -------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (439)      (1,725)       (22,791)      (2,299)       (2,601)          (737)
 Net realized gain
  (loss)................     (14,553)      (2,045)           693        1,438        (5,598)           872
 Unrealized appreciation
  (depreciation) on
  investments...........      44,296       (1,822)      (399,929)      99,641       (99,969)        29,565
 Capital gain
  distributions.........      38,096          828         89,038          --         15,119            --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   operations...........      67,400       (4,764)      (332,989)      98,780       (93,049)        29,700
                          ----------      -------      ---------      -------       -------        -------
From capital
 transactions:
 Net premiums...........     387,451      514,343      1,501,166      576,159       419,747        106,047
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --           --             --           --            --             --
  Surrenders............     (31,554)      (8,408)       (49,377)      (5,067)      (15,436)
  Administrative
   expenses (note 3)....        (182)                       (237)                       (22)
  Transfer gain (loss)
   and transfer fees
   (note 3).............       3,149       (1,528)           303        1,736          (935)          (111)
 Transfers (to) from the
  Guarantee Account.....     132,429        8,767        427,963       15,479        21,322            --
 Interfund transfers....      31,437        1,314         19,497       19,310       (11,499)           --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     522,730      514,488      1,899,315      607,617       413,177        105,936
                          ----------      -------      ---------      -------       -------        -------
Increase (decrease) in
 net assets.............     590,130      509,724      1,566,326      706,397       320,128        135,636
Net assets at beginning
 of year................     509,724          --         706,397          --        135,636            --
                          ----------      -------      ---------      -------       -------        -------
Net assets at end of
 year...................  $1,099,854      509,724      2,272,723      706,397       455,764        135,636
                          ==========      =======      =========      =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund II
                         --------------------------------------------------------
                           Asset Manager Portfolio       Contrafund Portfolio
                         ---------------------------- ---------------------------
                                        Period from                 Period from
                          Year ended  June 7, 1999 to  Year ended  May 6, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  1,410          (545)       (28,446)       (4,439)
 Net realized gain
  (loss)................     (2,237)          358        (13,974)       22,338
 Unrealized appreciation
  (depreciation) on
  investments...........    (20,037)        6,464       (387,197)      114,054
 Capital gain
  distributions.........     10,764           --         192,986           --
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   operations...........    (10,100)        6,277       (236,631)      131,953
                           --------       -------      ---------     ---------
From capital
 transactions:
 Net premiums...........    192,881       114,263      1,661,934     1,104,259
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --            --             --            --
  Surrenders............     (2,010)          --         (87,313)      (11,919)
  Administrative
   expenses (note 3)....        (53)          --            (385)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............     (4,776)           15           (444)          220
 Transfers (to) from the
  Guarantee Account.....     30,011           --         542,934        35,713
 Interfund transfers....    (36,930)          --         108,312        32,493
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    179,123       114,278      2,225,038     1,160,766
                           --------       -------      ---------     ---------
Increase (decrease) in
 net assets.............    169,023       120,555      1,988,407     1,292,719
Net assets at beginning
 of year................    120,555           --       1,292,719           --
                           --------       -------      ---------     ---------
Net assets at end of
 year...................   $289,578       120,555      3,281,126     1,292,719
                           ========       =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III
                         -----------------------------------------------------------
                                                            Growth Opportunities
                           Growth & Income Portfolio             Portfolio
                         ------------------------------ ----------------------------
                                                                       Period from
                          Year ended     Period from     Year ended  May 11, 1999 to
                         December 31, April 12, 1999 to December 31,  December 31,
                             2000     December 31, 1999     2000          1999
                         ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (5,462)          (795)         (2,978)       (2,161)
 Net realized gain
  (loss)................     (4,471)           649         (16,224)       (1,607)
 Unrealized appreciation
  (depreciation) on
  investments...........    (26,978)         6,182        (155,771)       15,807
 Capital gain
  distributions.........     14,590            --           33,039           --
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   operations...........    (22,321)         6,036        (141,934)       12,039
                           --------        -------        --------       -------
From capital
 transactions:
 Net premiums...........    706,511        162,340         327,326       481,850
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --             --              --            --
  Surrenders............    (91,363)        (7,583)        (30,882)       (4,423)
  Administrative
   expenses (note 3)....       (102)           --             (106)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        537           (143)           (780)       (4,683)
 Transfers (to) from the
  Guarantee Account.....    152,952         13,141         111,039         6,866
 Interfund transfers....     32,939        (21,570)         25,025       (19,575)
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    801,474        146,185         431,622       460,035
                           --------        -------        --------       -------
Increase (decrease) in
 net assets.............    779,153        152,221         289,688       472,074
Net assets at beginning
 of year................    152,221            --          472,074           --
                           --------        -------        --------       -------
Net assets at end of
 year...................   $931,374        152,221         761,762       472,074
                           ========        =======        ========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------------
                              High Income Fund/VA             Bond Fund/VA          Aggressive Growth Fund/VA
                          ---------------------------- --------------------------- ---------------------------
                                         Period from                 Period from                 Period from
                           Year ended  May 21, 1999 to  Year ended  May 6, 1999 to  Year ended  May 5, 1999 to
                          December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                              2000          1999           2000          1999          2000          1999
                          ------------ --------------- ------------ -------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 24,362          (698)        26,321       (1,470)       (15,468)        (513)
 Net realized gain
  (loss)................      (7,283)        1,328         (2,956)         183         (2,468)       7,258
 Unrealized appreciation
  (depreciation) on
  investments...........     (35,385)        1,216         12,406        1,010       (539,911)      39,274
 Capital gain
  distributions.........         --            --             --           --          19,100          --
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  operations............     (18,306)        1,846         35,771         (277)      (538,747)      46,019
                            --------       -------      ---------      -------      ---------      -------
From capital
 transactions:
 Net premiums...........     255,044       155,654        440,975      397,881      1,531,110      113,307
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --             --           --             --           --
 Surrenders.............     (47,978)         (204)       (51,680)        (204)       (28,493)         --
 Administrative expenses
  (note 3)..............         (43)          --             (56)         --            (192)         --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         144           (15)           (62)         142          5,597        1,053
 Transfers (to) from the
  Guarantee Account.....      61,178         7,348         98,068       25,543        246,051        2,988
 Interfund transfers....     (12,651)       12,305         65,394        5,185        227,554      (14,376)
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  capital transactions..     255,694       175,088        552,639      428,547      1,981,627      102,972
                            --------       -------      ---------      -------      ---------      -------
Increase (decrease) in
 net assets.............     237,388       176,934        588,410      428,270      1,442,880      148,991
Net assets at beginning
 of year................     176,934           --         428,270          --         148,991          --
                            --------       -------      ---------      -------      ---------      -------
Net assets at end of
 year...................    $414,322       176,934      1,016,680      428,270      1,591,871      148,991
                            ========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------
                           Capital Appreciation Fund/VA  Multiple Strategies Fund/VA
                          ------------------------------ ----------------------------
                                                                        Period from
                           Year ended     Period from     Year ended  May 14, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,
                              2000     December 31, 1999     2000          1999
                          ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (7,920)         (477)         3,134          (220)
 Net realized gain
  (loss)................       (2,505)          265            384           281
 Unrealized appreciation
  (depreciation) on
  investments...........      (92,758)       18,271         (4,991)        2,132
 Capital gain
  distributions.........       16,371           --           8,498           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  operations............      (86,812)       18,059          7,025         2,193
                           ----------       -------        -------        ------
From capital
 transactions:
 Net premiums...........      793,660        82,368        172,491        48,280
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --            --             --            --
 Surrenders.............      (24,926)          --          (3,560)       (1,047)
 Administrative expenses
  (note 3)..............          (43)          --             (46)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         (314)         (390)          (678)           59
 Transfers (to) from the
  Guarantee Account.....      211,272           208         50,978         1,488
 Interfund transfers....       78,177           --          40,796           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..    1,057,826        82,186        259,981        48,780
                           ----------       -------        -------        ------
Increase (decrease) in
 net assets.............      971,014       100,245        267,006        50,973
Net assets at beginning
 of year................      100,245           --          50,973           --
                           ----------       -------        -------        ------
Net assets at end of
 year...................   $1,071,259       100,245        317,979        50,973
                           ==========       =======        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Federated Insurance Series
                          ----------------------------------------------------------------------------------------
                             American Leaders Fund II      High Income Bond Fund II         Utility Fund II
                          ------------------------------ ---------------------------- ----------------------------
                                                                        Period from                  Period from
                           Year ended     Period from     Year ended  May 11, 1999 to  Year ended  July 8, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,   December 31,  December 31,
                              2000     December 31, 1999     2000          1999           2000          1999
                          ------------ ----------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ (3,627)        (1,030)        18,536           (792)        2,464         (1,059)
 Net realized gain
  (loss)................      (3,648)        (2,562)        (7,077)          (137)         (649)          (314)
 Unrealized appreciation
  (depreciation) on
  investments...........      18,395          3,572        (42,272)         1,251       (53,694)           356
 Capital gain
  distributions.........       8,225            --             --             --          5,006            --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      19,345            (20)       (30,813)           322       (46,873)        (1,017)
                            --------        -------        -------        -------       -------        -------
From capital
 transactions:
 Net premiums...........     522,124        203,647         83,632        190,800       285,303        236,827
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --             --             --             --         (3,769)           --
 Surrenders.............     (23,904)           --          (2,394)           --        (21,412)           --
 Administrative expenses
  (note 3)..............         (70)           --             (28)           --            (38)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............      (1,611)           (97)           221            (67)         (327)           586
 Transfers (to) from the
  Guarantee Account.....      91,916          2,977         18,785          4,096        64,897          4,773
 Interfund transfers....     (30,026)        19,610         28,266            --        (27,247)           --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     558,429        226,137        128,482        194,829       297,407        242,186
                            --------        -------        -------        -------       -------        -------
Increase (decrease) in
 net assets.............     577,774        226,117         97,669        195,151       250,534        241,169
Net assets at beginning
 of year................     226,117            --         195,151            --        241,169            --
                            --------        -------        -------        -------       -------        -------
Net assets at end of
 year...................    $803,891        226,117        292,820        195,151       491,703        241,169
                            ========        =======        =======        =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Janus Aspen Series
                          -------------------------------------------------------------
                                Balanced Portfolio        Aggressive Growth Portfolio
                          ------------------------------ ------------------------------
                                          Period from                    Period from
                           Year ended  April 12, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,    December 31,   December 31,
                              2000           1999            2000           1999
                          ------------ ----------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............   $  (11,672)        19,928         (89,262)        (8,000)
 Net realized gain
  (loss)................        7,453         33,494         107,084        130,943
 Unrealized appreciation
  (depreciation) on
  investments...........     (645,146)       207,622      (3,844,634)       881,865
 Capital gain
  distributions.........      459,875            --          788,112          1,024
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (189,490)       261,044      (3,038,700)     1,005,832
                           ----------      ---------      ----------      ---------
From capital
 transactions:
 Net premiums...........    2,592,620      2,220,553       5,044,265      2,262,136
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (22,159)           --          (18,763)           --
 Surrenders.............     (213,197)       (14,752)       (403,123)        (6,944)
 Administrative expenses
  (note 3)..............         (741)           --             (812)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (2,520)          (272)         31,955         (1,889)
 Transfers (to) from the
  Guarantee Account.....      857,154        131,476         845,912          7,412
 Interfund transfers....       62,170          6,877         516,142       (158,267)
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,273,327      2,343,882       6,015,576      2,102,448
                           ----------      ---------      ----------      ---------
Increase (decrease) in
 net assets.............    3,083,837      2,604,926       2,976,876      3,108,280
Net assets at beginning
 of year................    2,604,926            --        3,108,280            --
                           ----------      ---------      ----------      ---------
Net assets at end of
 year...................   $5,688,763      2,604,926       6,085,156      3,108,280
                           ==========      =========      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        Janus Aspen Series (continued)
                          ------------------------------------------------------------
                                Growth Portfolio          Worldwide Growth Portfolio
                          ----------------------------- ------------------------------
                                          Period from                   Period from
                           Year ended   May 11, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,   December 31,   December 31,
                              2000           1999           2000           1999
                          ------------  --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (41,349)        (2,372)       (40,613)        (3,776)
 Net realized gain
  (loss)................       10,970         21,250         40,200         26,067
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,012,431)       159,025     (1,190,191)       310,611
 Capital gain
  distributions.........      267,474            193        300,416            --
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (775,336)       178,096       (890,188)       332,902
                          -----------      ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,134,823      1,009,031      2,875,338      1,233,902
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       (4,276)           --         (22,309)           --
 Surrenders.............      (73,660)          (228)       (71,617)        (2,435)
 Administrative expenses
  (note 3)..............         (517)           --            (296)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (7,310)         2,240          4,794            (19)
 Transfers (to) from the
  Guarantee Account.....      597,679         31,422        631,772         16,024
 Interfund transfers....     (137,936)        72,918        (24,707)        43,042
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,508,803      1,115,383      3,392,975      1,290,514
                          -----------      ---------     ----------      ---------
Increase (decrease) in
 net assets.............    2,733,467      1,293,479      2,502,787      1,623,416
Net assets at beginning
 of year................    1,293,479            --       1,623,416            --
                          -----------      ---------     ----------      ---------
Net assets at end of
 year...................  $ 4,026,946      1,293,479      4,126,203      1,623,416
                          ===========      =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------
                                                           International Growth
                           Flexible Income Portfolio            Portfolio           Capital Appreciation Portfolio
                          ---------------------------- ---------------------------- ------------------------------
                                         Period from                  Period from
                           Year ended  May 21, 1999 to  Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31,  December 31,   December 31, April 29, 1999 to
                              2000          1999           2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............    $   472         2,773         (15,455)         (831)        (46,565)        (9,366)
 Net realized gain
  (loss)................     (1,062)           70          (4,035)       14,943          92,586         48,923
 Unrealized appreciation
  (depreciation) on
  investments...........      1,390        (2,145)       (639,252)       82,593      (1,485,680)       686,260
 Capital gain
  distributions.........      3,555            98          82,813           --           45,609          5,942
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............      4,355           796        (575,929)       96,705      (1,394,050)       731,759
                            -------        ------       ---------       -------      ----------      ---------
From capital
 transactions:
 Net premiums...........     17,959        64,850       1,931,331       219,408       3,793,276      2,582,488
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (2,564)          --              --            --          (19,637)           --
 Surrenders.............     (3,501)         (205)        (33,070)         (248)       (222,513)       (37,429)
 Administrative expenses
  (note 3)..............        (21)          --             (105)          --             (994)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        (21)            6           2,790           (18)         15,986         (2,697)
 Transfers (to) from the
  Guarantee Account.....     14,319         4,773         411,424           --          681,022         43,093
 Interfund transfers....     (1,990)          --          328,897         7,774        (146,050)        71,513
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..     24,181        69,424       2,641,267       226,916       4,101,090      2,656,968
                            -------        ------       ---------       -------      ----------      ---------
Increase (decrease) in
 net assets.............     28,536        70,220       2,065,338       323,621       2,707,040      3,388,727
Net assets at beginning
 of year................     70,220           --          323,621           --        3,388,727            --
                            -------        ------       ---------       -------      ----------      ---------
Net assets at end of
 year...................    $98,756        70,220       2,388,959       323,621       6,095,767      3,388,727
                            =======        ======       =========       =======      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                  Portfolio            LargeCap Growth Portfolio
                         --------------------------- ------------------------------
                                       Period from
                          Year ended  May 6, 1999 to  Year ended     Period from
                         December 31,  December 31,  December 31, April 29, 1999 to
                             2000          1999          2000     December 31, 1999
                         ------------ -------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (10,534)      (1,488)       (13,426)        (3,146)
 Net realized gain
  (loss)................    (41,574)      14,121         11,334         (1,623)
 Unrealized appreciation
  (depreciation) on
  investments...........   (500,225)      75,993       (329,907)       102,963
 Capital gain
  distributions.........    242,875          124        122,367          2,305
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   operations...........   (309,458)      88,750       (209,632)       100,499
                          ---------      -------      ---------        -------
From capital
 transactions:
 Net premiums...........    673,890      342,557        588,297        596,768
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (11,507)      (2,574)       (23,480)       (25,065)
  Administrative
   expenses (note 3)....        (77)         --             (91)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        299         (510)        (2,586)          (564)
 Transfers (to) from the
  Guarantee Account.....    136,675          900         59,798          2,000
 Interfund transfers....     36,063      (45,000)       (25,852)        18,593
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    835,343      295,373        596,086        591,732
                          ---------      -------      ---------        -------
Increase (decrease) in
 net assets.............    525,885      384,123        386,454        692,231
Net assets at beginning
 of year................    384,123          --         692,231            --
                          ---------      -------      ---------        -------
Net assets at end of
 year...................  $ 910,008      384,123      1,078,685        692,231
                          =========      =======      =========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------------
                          PBHG Large Cap Growth Portfolio     PBHG Growth II Portfolio
                         ---------------------------------- ----------------------------
                                           Period from                     Period from
                          Year ended  September 21, 1999 to  Year ended  July 2, 1999 to
                         December 31,     December 31,      December 31,  December 31,
                             2000             1999              2000          1999
                         ------------ --------------------- ------------ ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (8,413)          (127)           (10,794)         (481)
 Net realized gain
  (loss)................        (349)         1,640             21,523           139
 Unrealized appreciation
  (depreciation) on
  investments...........    (182,284)        15,224           (372,036)       45,866
 Capital gain
  distributions.........      20,225            --              21,546           --
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   operations...........    (170,821)        16,737           (339,761)       45,524
                          ----------         ------          ---------       -------
From capital
 transactions:
 Net premiums...........     885,263         38,573            862,385        81,571
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --             --                 --            --
  Surrenders............        (886)           --                (793)          --
  Administrative
   expenses (note 3)....         (25)           --                 (82)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       1,453             19               (364)          (12)
 Transfers (to) from the
  Guarantee Account.....     214,723          5,673            140,107           100
 Interfund transfers....     158,106          1,017            164,609        13,084
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,258,634         45,282          1,165,862        94,743
                          ----------         ------          ---------       -------
Increase (decrease) in
 net assets.............   1,087,813         62,019            826,101       140,267
Net assets at beginning
 of year................      62,019            --             140,267           --
                          ----------         ------          ---------       -------
Net assets at end of
 year...................  $1,149,832         62,019            966,368       140,267
                          ==========         ======          =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------
                            Growth and Income Fund         Mid Cap Value Fund
                         ---------------------------- ----------------------------
                                        Period from                  Period from
                          Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (2,097)         336           (650)           976
 Net realized gain
  (loss)................       (122)        (951)        (2,036)        (5,954)
 Unrealized appreciation
  (depreciation) on
  investments...........    (15,562)       2,324        153,996        (13,066)
 Capital gain
  distributions.........        --           --          21,504            --
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   operations...........    (17,781)       1,709        172,814        (18,044)
                           --------       ------        -------        -------
From capital
 transactions:
 Net premiums...........    259,268       64,621        307,826        278,409
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (19,209)         --         (26,666)           --
  Administrative
   expenses (note 3)....        (29)         --             (68)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       (177)         265            355            680
 Transfers (to) from the
  Guarantee Account.....     37,358        1,488         81,489         15,173
 Interfund transfers....     35,947       (7,962)       123,139        (11,233)
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    313,158       58,412        486,075        283,029
                           --------       ------        -------        -------
Increase (decrease) in
 net assets.............    295,377       60,121        658,889        264,985
Net assets at beginning
 of year................     60,121          --         264,985            --
                           --------       ------        -------        -------
Net assets at end of
 year...................   $355,498       60,121        923,874        264,985
                           ========       ======        =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic Bond      Investors
                                   Fund             Fund       Total Return Fund
                             ----------------- --------------- -----------------
                                                 Period from
                                Period from    May 15, 2000 to    Period from
                             August 9, 2000 to  December 31,   April 28, 2000 to
                             December 31, 2000      2000       December 31, 2000
                             ----------------- --------------- -----------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................       $  415              259              732
 Net realized gain (loss)..          --                11               70
 Unrealized appreciation
  (depreciation) on
  investments..............         (222)            (335)             322
 Capital gain
  distributions............          --             1,911              --
                                  ------           ------           ------
  Increase (decrease) in
   net assets from
   operations..............          193            1,846            1,124
                                  ------           ------           ------
From capital transactions:
 Net premiums..............        7,500           37,028           25,356
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits...........          --               --               --
  Surrenders...............          --              (414)            (981)
  Administrative expenses
   (note 3)................          --               --               --
  Transfer gain (loss) and
   transfer fees (note 3)..          --               (35)              (2)
 Transfers (to) from the
  Guarantee Account........          --             7,924            7,314
 Interfund transfers.......          --            20,000           (1,715)
                                  ------           ------           ------
  Increase (decrease) in
   net assets from capital
   transactions............        7,500           64,503           29,972
                                  ------           ------           ------
Increase (decrease) in net
 assets....................        7,693           66,349           31,096
Net assets at beginning of
 year......................          --               --               --
                                  ------           ------           ------
Net assets at end of year..       $7,693           66,349           31,096
                                  ======           ======           ======

                See accompanying notes to financial statements.

                      GE Capital Life Separate Account II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In February 2000, four new investment subdivisions were added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund...................................... $5,882,143 $1,125,179
 Money Market Fund.......................................  7,653,411  5,292,846
 Total Return Fund.......................................    354,212     46,760
 International Equity Fund...............................    179,180     14,216
 Real Estate Securities Fund.............................     69,353      3,692
 Global Income Fund......................................    101,447     43,839
 Mid-Cap Value Equity Fund...............................    346,107     95,486
 Income Fund.............................................    249,026     41,913
 U.S. Equity Fund........................................    491,881    101,518
 Premier Growth Equity Fund..............................    292,722      1,289
Variable Insurance Products Fund:
 Equity-Income Portfolio.................................    745,055    184,449
 Growth Portfolio........................................  2,382,298    416,540
 Overseas Portfolio......................................    557,241    140,069

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  271,715  $  80,337
 Contrafund Portfolio....................................  2,761,546    381,398
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................  1,218,025    407,118
 Growth Opportunties Portfolio...........................    624,947    163,172
Oppenheimer Variable Account Funds:
 High Income Fund/VA.....................................    447,426    175,300
 Bond Fund/VA............................................    742,367    163,146
 Aggressive Growth Fund/VA...............................  2,416,738    431,848
 Capital Appreciation Fund/VA............................  1,206,457    139,795
 Multiple Strategies Fund/VA.............................    342,577     70,854
Federated Insurance Series:
 American Leaders Fund II................................    743,377    180,137
 High Income Bond Fund II................................    215,669     68,618
 Utility Fund II.........................................    381,566     76,605
Janus Aspen Series:
 Balanced Portfolio......................................  4,448,025    727,730
 Aggressive Growth Portfolio.............................  8,932,444  2,227,951
 Growth Portfolio........................................  4,548,760    812,637
 Worldwide Growth Portfolio..............................  4,331,543    680,807
 Flexible Income Portfolio...............................    109,874     81,655
 International Growth Portfolio..........................  3,265,974    556,471
 Capital Appreciation Portfolio..........................  5,350,274  1,251,722
Alger American Fund:
 Small Capitalization Portfolio..........................  1,233,275    173,718
 LargeCap Growth Portfolio...............................  1,078,368    373,196
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................  1,471,415    200,545
 PBHG Growth II Portfolio................................  1,597,492    420,529
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    359,056     47,878
 Mid Cap Value Fund......................................    640,337    133,162
Salomon Brothers Variable Series Fund Inc:
 Strategic Bond Fund.....................................      7,957         40
 Investors Fund..........................................     75,005      8,309
 Total Return Fund.......................................     33,978      3,263

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000 and 1999 are as follows:

                                                       GE Investments Funds, Inc.
                    -------------------------------------------------------------------------------------------------------
                    S&P 500   Money    Total   International Real Estate Global    Mid-Cap             U.S.      Premier
                     Index    Market   Return     Equity     Securities  Income  Value Equity Income  Equity  Growth Equity
                     Fund      Fund     Fund       Fund         Fund      Fund       Fund      Fund    Fund       Fund
                    -------  --------  ------  ------------- ----------- ------  ------------ ------  ------  -------------
Units outstanding
 at December 31,
 1998.............      --        --      --         --           --        --         --        --      --         --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  163,108   180,071   7,072      2,208          209     6,443     11,804    15,562  17,576        --
 Transfers (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......     (370)      (20)    (19)       --           --        (20)       --        --     (132)       --
 Transfers (to)
  from the
  Guarantee
  Account.........    9,068    (4,950)    487        --           --        --         --      1,714    (335)       --
 Interfund
  transfers.......      548   (13,111)     92        --           --        --      (1,179)   (1,198)  9,118        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 1999.............  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  273,230   428,354  12,389     12,469        2,721     5,389     19,923     8,234  17,587     22,237
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..      --        --      --         --           --        --         --        --      --         --
  Surrenders......  (19,061)   (7,296)   (525)      (281)        (135)      (82)    (1,328)     (759) (2,504)       (55)
  Administrative
   expenses (note
   3).............      (42)       (9)     (7)       --           --         (1)        (5)       (3)     (6)       --
 Transfers (to)
  from the
  Guarantee
  Account.........  103,038     7,480   8,334        693        1,188       925      4,284     8,208  11,869      5,898
 Interfund
  transfers.......   19,478  (185,537)  4,299        --         2,544       (77)    (1,504)    2,476   2,306        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  376,643   242,992  24,490     12,881        6,318     6,154     21,370    18,156  29,252     28,080
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 2000.............  548,997   404,982  32,122     15,089        6,527    12,577     31,995    34,234  55,479     28,080
                    =======  ========  ======     ======        =====    ======     ======    ======  ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity                         Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......      --         --       --        --         --        --          --
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   47,976     44,397   10,084    10,584     92,901    14,434      43,432
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............     (784)      (390)     --        --      (1,003)     (674)       (399)
 Transfers (to) from the
  Guarantee Account.....      818      1,193      --        --       3,005     1,168         619
 Interfund transfers....      123      1,488      --        --       2,734    (1,918)     (1,764)
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 1999......   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   36,559     98,379   32,832    17,048    128,094    62,406      30,835
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........      --         --       --        --         --        --          --
  Surrenders............   (2,977)    (3,236)  (1,207)     (178)    (6,730)   (8,070)     (2,909)
  Administrative
   expenses (note 3)....      (17)       (16)      (2)       (5)       (30)       (9)        (10)
 Transfers (to) from the
  Guarantee Account.....   12,496     28,046    1,668     2,653     41,846    13,510      10,460
 Interfund transfers....    2,966      1,278     (899)   (3,264)     8,348     2,910       2,357
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   49,027    124,451   32,392    16,254    171,528    70,747      40,733
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 2000......   97,160    171,139   42,476    26,838    269,165    83,757      82,621
                           ======    =======   ======    ======    =======    ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1998......     --       --         --          --          --        --        --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  16,215   40,178      9,290       6,840       4,613    18,504    19,575    21,569
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (21)     (21)       --          --         (100)      --        --        --
 Transfers (to) from the
  Guarantee Account.....     765    2,579        245          17         142       270       420       435
 Interfund transfers....   1,282      524     (1,179)        --          --      1,782       --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 1999......  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  26,691   43,782     72,542      50,733      15,232    48,293     8,782    26,798
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death benefits.........     --       --         --          --          --        --        --       (354)
 Surrenders.............  (5,021)  (5,131)    (1,350)     (1,593)       (314)   (2,211)     (251)   (2,011)
 Administrative expenses
  (note 3)..............      (4)      (6)        (9)         (3)         (4)       (6)       (3)       (4)
 Transfers (to) from the
  Guarantee Account.....   6,403    9,737     11,658      13,505       4,502     8,502     1,973     6,096
 Interfund transfers....  (1,324)   6,493     10,781       4,997       3,603    (2,777)    2,969    (2,559)
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,745   54,875     93,622      67,639      23,019    51,801    13,470    27,966
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 2000......  44,986   98,135    101,978      74,496      27,674    72,357    33,465    49,970
                          ======   ======    =======      ======      ======    ======    ======    ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                 Janus Aspen Series                                 Alger American Fund
                    ----------------------------------------------------------------------------- ------------------------
                              Aggressive           Worldwide Flexible  International   Capital        Small      LargeCap
                    Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                    Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                    --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1998.............       --        --         --        --       --           --           --            --          --
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   176,382   130,319     73,975    96,528    6,400       18,725      174,188        30,419      47,771
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Surrenders......    (1,172)     (400)       (17)     (190)     (20)         (21)      (2,525)         (229)     (2,006)
 Transfers (to)
  from the
  Guarantee
  Account.........    10,443       427      2,304     1,254      471          --         2,907            80         160
 Interfund
  transfers.......       546    (9,118)     5,346     3,367      --           663        4,823        (3,996)      1,488
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 1999.............   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   186,633   195,359    196,176   176,225    1,739      112,082      204,833        48,805      39,797
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..    (1,595)     (727)      (268)   (1,367)    (248)         --        (1,060)          --          --
  Surrenders......   (15,347)  (15,613)    (4,610)   (4,389)    (339)      (1,919)     (12,015)         (833)     (1,588)
  Administrative
   expenses
   (note 3).......       (53)      (31)       (32)      (18)      (2)          (6)         (54)           (6)         (6)
 Transfers (to)
  from the
  Guarantee
  Account.........    61,703    32,761     37,402    38,721    1,387       23,877       36,775         9,898       4,045
 Interfund
  transfers.......     4,475    19,990     (8,632)   (1,514)    (193)      19,087       (7,887)        2,612      (1,749)
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   235,816   231,739    220,036   207,658    2,344      153,121      220,592        60,476      40,499
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 2000.............   422,015   352,967    301,644   308,617    9,195      172,488      399,985        86,750      87,912
                     =======   =======    =======   =======    =====      =======      =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                             PBHG Insurance    Goldman Sachs Variable        Salomon Brothers Variable
                           Series Fund, Inc.       Insurance Trust                Series Fund Inc.
                          -------------------- ---------------------------   --------------------------
                          PBHG Large   PBHG                     Mid Cap                          Total
                          Cap Growth Growth II  Growth and       Value       Strategic Investors Return
                          Portfolio  Portfolio  Income Fund      Fund        Bond Fund   Fund     Fund
                          ---------- --------- -------------   -----------   --------- --------- ------
Units outstanding at
 December 31, 1998......       --        --              --            --       --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........     3,049     6,071           6,743        27,796      --         --      --
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............       --        --              --            --       --         --      --
 Transfers (to) from the
  Guarantee Account.....       448         7             155         1,515      --         --      --
 Interfund transfers....        80       974            (831)       (1,121)     --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 1999......     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........    45,562    38,518          26,542        30,324      727      3,202   2,427
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........       --        --              --            --       --         --      --
  Surrenders............       (46)      (35)         (1,966)       (2,627)     --         (36)    (94)
  Administrative
   expenses (note 3)....        (1)       (4)             (3)           (7)     --         --      --
 Transfers (to) from the
  Guarantee Account.....    11,051     6,258           3,824         8,028      --         685     700
 Interfund transfers....     8,137     7,352           3,680        12,131      --       1,729    (164)
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........    64,703    52,089          32,077        47,849      727      5,580   2,869
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 2000......    68,280    59,141          38,144        76,039      727      5,580   2,869
                            ======    ======     ===========   ===========      ===      =====   =====

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted in the United States of America accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(3) Related Party Transactions -- Continued

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The basis points charged to cover administrative expenses and M&E charges are assessed through the daily unit value calculation. The stated dollar fee charged to cover certain other administrative expenses is assessed by surrendering units.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               December 31, 2000

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1
Balance Sheets............................................................. F-2
Statements of Income....................................................... F-3
Statements of Shareholder's Interest....................................... F-4
Statements of Cash Flows................................................... F-5
Notes to Financial Statements.............................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. As audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
January 22, 2001

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                                December 31,
                                                              -----------------
                                                                2000     1999
ASSETS                                                        -------- --------
Investments:
 Fixed maturities available-for-sale, at fair value.........  $2,079.7 $1,588.9
 Equity Securities available for sale, at fair value:
  Preferred Stock, non-redeemable...........................       4.6      --
 Mortgage loans, net of valuation allowance of $1.9 and $1.3
  at December 31, 2000 and 1999, respectively...............     329.8    265.3
 Policy loans...............................................       1.3      1.4
 Short-term investments.....................................      74.0      --
                                                              -------- --------
 Total investments..........................................   2,489.4  1,855.6
                                                              -------- --------
 Cash and cash equivalents..................................       2.0      4.3
 Accrued investment income..................................      50.6     37.1
 Deferred acquisition costs.................................     122.4     94.8
 Intangible assets..........................................     175.0     63.6
 Deferred tax assets........................................       --      24.8
 Other assets...............................................      15.6     18.9
 Reinsurance recoverable....................................       5.6      3.6
 Separate account assets....................................      61.1     19.2
                                                              -------- --------
 Total assets...............................................  $2,921.7 $2,121.9
                                                              ======== ========
LIABILITIES AND SHAREHOLDER'S INTEREST
Liabilities:
 Future annuity and contract benefits.......................  $2,294.4 $1,737.0
 Liability for policy and contract claims...................      57.7     19.1
 Unearned premiums..........................................      40.5     15.2
 Other policyholder liabilities.............................      40.3     44.0
 Accounts payable and accrued expenses......................      92.9     61.8
 Deferred tax liabilities...................................      13.8      --
 Separate account liabilities...............................      61.1     19.2
                                                              -------- --------
 Total liabilities..........................................   2,600.7  1,896.3
                                                              -------- --------
Shareholder's interest:
 Net unrealized investment gains (losses)...................      29.7    (32.5)
                                                              -------- --------
 Accumulated non-owner changes in equity....................      29.7    (32.5)
 Common stock ($1,000 par value, 2,000 shares authorized,
  issued and outstanding)...................................       2.0      2.0
 Additional paid-in capital.................................     267.6    259.4
 Retained earnings (deficit)................................      21.7     (3.3)
                                                              -------- --------
 Total shareholder's interest...............................     321.0    225.6
                                                              -------- --------
 Total liabilities and shareholder's interest...............  $2,921.7 $2,121.9
                                                              ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                              STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
Revenues:
 Net investment income...........................  $  155.5  $  126.0  $  115.9
 Premiums........................................     113.7      79.1      83.3
 Net realized investment (losses) gains..........      (1.1)      0.3       2.5
 Other income....................................       3.0       3.4       3.0
                                                   --------  --------  --------
 Total revenues..................................     271.1     208.8     204.7
                                                   --------  --------  --------
Benefits and expenses:
 Benefits and other changes in policy reserves...     104.4      78.4      78.7
 Interest credited...............................      87.9      69.3      69.3
 Commissions.....................................      50.6      28.1      17.0
 General expenses................................      23.1      19.6       9.0
 Amortization of intangibles, net................       9.3       6.1       7.3
 Change in deferred acquisition costs, net.......     (43.7)    (23.3)     (9.8)
                                                   --------  --------  --------
 Total benefits and expenses.....................     231.6     178.2     171.5
                                                   --------  --------  --------
 Income before income taxes......................      39.5      30.6      33.2
Provision for income taxes.......................      14.5      12.5      13.7
                                                   --------  --------  --------
 Net income......................................  $   25.0  $   18.1  $   19.5
                                                   ========  ========  ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                      STATEMENTS OF SHAREHOLDER'S INTEREST
                 Years ended December 31, 2000, 1999, and 1998
               (Dollar amounts in millions, except share amounts)

                                                   Accumulated
                          Common Stock  Additional  Non-owner   Total
                          -------------  Paid-In   Changes In  Retained Shareholder's
                          Shares Amount  Capital     Equity    Earnings   Interest
                          ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
 1998...................  2,000  $ 2.0    $259.4     $  7.3     $ (8.4)    $260.3
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        19.5       19.5
 Net unrealized losses
  on investment
  securities (a)........    --     --        --        (0.2)       --        (0.2)
                                                                           ------
 Total changes other
  than transactions with
  shareholder...........                                                     19.3
                                                                           ------
Dividends declared......    --     --        --         --       (16.0)     (16.0)
                          -----  -----    ------     ------     ------     ------
Balances at December 31,
 1998...................  2,000    2.0     259.4        7.1       (4.9)     263.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        18.1       18.1
 Net unrealized losses
  on investment
  securities (a)........    --     --        --       (39.6)       --       (39.6)
                                                                           ------
 Total changes other
  than transactions with
  shareholder...........                                                    (21.5)
                                                                           ------
Dividends declared......    --     --        --         --       (16.5)     (16.5)
                          -----  -----    ------     ------     ------     ------
Balances at December 31,
 1999...................  2,000    2.0     259.4      (32.5)      (3.3)     225.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        25.0       25.0
 Net unrealized gains on
  investment securities
  (a)...................    --     --        --        62.2        --        62.2
                                                                           ------

 Total changes other
  than transactions with
  shareholder...........                                                     95.4
                                                                           ------

 Non-cash capital
  contribution..........    --     --        8.2        --         --         8.2
                          -----  -----    ------     ------     ------     ------

Balances at December 31,
 2000...................  2,000  $ 2.0    $267.6     $ 29.7     $ 21.7     $321.0
                          =====  =====    ======     ======     ======     ======

-------
(a) Presented net of deferred taxes of $(33.5), $21.3 million and $0.1 million in 2000, 1999, and 1998, respectively.

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                          (Dollar amounts in millions)

                                                           Years Ended
                                                          December 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
Cash flows from operating activities:
 Net income......................................... $  25.0  $  18.1  $  19.5
 Adjustments to reconcile net income to net cash
  provided by operating activities:
 Increase in future policy benefits.................   274.6    117.6    128.5
 Charges assessed to policyholders..................    (0.1)     --       --
 Net realized investment loss (gain)................     1.1     (0.3)    (2.5)
 Amortization of investment premiums and
  discounts.........................................    (3.1)    (0.7)     4.7
 Amortization of intangibles........................     9.4      6.1      7.3
 Deferred income tax provision (benefit)............     5.1     (1.2)    (1.9)
 Change in certain assets and liabilities:
  (Increase) decrease in:
   Accrued investment income........................   (13.5)    (6.5)    (0.3)
   Deferred acquisition costs, net..................   (43.7)   (23.3)    (9.8)
   Other assets, net................................     2.7     (8.8)    (2.8)
   Increase (decrease) in:
   Other policy related balances....................    (0.2)    20.8     (3.7)
   Policy and contract claims.......................    36.3      7.2      --
   Accounts payable and accrued expenses............    29.8      1.6     10.3
                                                     -------  -------  -------
    Total adjustments...............................   290.2    112.5    129.8
                                                     -------  -------  -------
    Net cash provided by operating activities.......   323.4    130.6    149.3
                                                     -------  -------  -------
Cash flows from investing activities:
 Short-term investing activities, net...............   (74.0)     --       --
 Proceeds from sales and maturities of investments
  in securities.....................................   247.8    408.2    457.9
 Purchase of securities.............................  (444.3)  (567.5)  (498.3)
 Mortgage and policy loan originations..............   (88.5)   (93.8)   (39.7)
 Principal collected on mortgage and policy loans...    24.3     19.0     22.1
 Acquisition, net of cash...........................  (246.4)     --       --
                                                     -------  -------  -------
    Net cash used in investing activities...........  (581.1)  (234.1)   (58.0)
                                                     -------  -------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   488.4    287.1    106.2
 Redemption and benefit payments on investment
  contracts.........................................  (233.0)  (177.6)  (171.1)
 Dividends paid to shareholder......................     --     (16.5)   (16.0)
                                                     -------  -------  -------
    Net cash provided by (used in) financing
     activities.....................................   255.4     93.0    (80.9)
                                                     -------  -------  -------
    Net increase (decrease) in cash and cash
     equivalents....................................    (2.3)   (10.5)    10.4
Cash and cash equivalents at beginning of year......     4.3     14.8      4.4
                                                     -------  -------  -------
Cash and cash equivalents at end of year............ $   2.0  $   4.3  $  14.8
                                                     =======  =======  =======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements
                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY" or the "Company").

   GE Capital Life Assurance Company of New York is a wholly-owned subsidiary of General Electric Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). Prior to January 1, 1999, the Company was a majority owned subsidiary of GE Capital Assurance. The remaining minority interest was owned by Great Northern Insured Annuity Corporation ("GNIAC"), which was also a wholly- owned subsidiary of GE Capital Assurance. On January 1, 1999, GNIAC merged with and into its parent company, GE Capital Assurance.

 Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

 Products

   The Company sells a variety of insurance and investment-related products. Its operations are in two business segments: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities, structured settlements, immediate annuities, and variable annuities.

   Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

   The Company markets and sells products in the State of New York through financial institutions and various agencies. During 2000, 1999, and 1998, 82%, 92%, and 96%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 51%, 60%, and 68%, respectively, of total product sales.

 Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk are not reported as revenues but as liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 Cash Equivalents

   Certificates and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

 Investments

   The Company has designated its fixed maturities (bonds and notes) and its equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices, where available. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features, industry sector, and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

 Intangible Assets

 (a) Present Value of Future Profits

   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

 (b) Goodwill

   Goodwill is amortized over its estimated period of benefit on the straight-line method. No amortization period exceeds 25 years. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts, such as commissions, direct advertising and printing, and certain support costs such as underwriting and policy issue expenses. Deferred acquisition costs capitalized are determined by actual costs and expenses incurred by product in the year of issue.

   For investment contracts, amortization of deferred acquisition cost is based on the present value of the anticipated gross profits resulting from investments, interest credited, surrender charges and other policy changes, mortality and maintenance expenses. For insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 Federal Income Taxes

   The Company is included with GE Capital Assurance in a consolidated life insurance federal income tax return. Deferred taxes are allocated by applying the asset and liability method of accounting for deferred income taxes to members of the group as if each member was a separate taxpayer. Intercompany balances are settled annually.

 Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies, except for reinsurance costs for universal life products. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset that is included in other assets on the balance sheet. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for life insurance policies, accident and health, and deferred annuity contracts. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate. The liability for deferred annuity contracts is generally equal to the policyholder's current account value.

 Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

 Separate Accounts

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

 Accounting Pronouncement Not Yet Adopted

   The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GECLA-NY on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheet at their fair values; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, there will be no effect on its financial statements for adopting SFAS No. 133, as amended.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(2) Investments

 General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
Fixed maturities........................................ $133.8  $109.1  $101.1
Mortgage and Policy loans...............................   23.2    17.8    15.4
                                                         ------  ------  ------
Gross investment income.................................  157.0   126.9   116.5
Investment expenses.....................................   (1.5)   (0.9)   (0.6)
                                                         ------  ------  ------
Net investment income................................... $155.5  $126.0  $115.9
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
Sales proceeds.......................................... $ 57.1  $143.0  $153.4
                                                         ------  ------  ------
Gross realized investment:
  Gains.................................................    2.3     1.1     3.2
  Losses................................................   (3.4)   (0.8)   (0.7)
                                                         ------  ------  ------
Net realized investment (losses) gains.................. $ (1.1) $  0.3  $  2.5
                                                         ======  ======  ======

   The additional proceeds from investments presented in the Company's Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale reflected as a separate component of shareholder's interest at December 31 are summarized as follows:

                                                         2000    1999    1998
                                                        ------  ------  ------
Net unrealized gains (losses) on fixed maturities
 available-for-sale before adjustments................  $ 47.3  $(78.3) $ 23.8
Adjustments to the present value of future profits and
 deferred acquisition costs...........................    (1.6)   28.3   (12.9)
Deferred income taxes.................................   (16.0)   17.5    (3.8)
                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale
 investment securities................................  $ 29.7  $(32.5) $  7.1
                                                        ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                          2000    1999    1998
                                                         ------  -------  -----
Net unrealized gains (losses) on investment
 securities -- beginning of year.......................  $(32.5) $   7.1  $ 7.3
Unrealized gains (losses) on investment securities --
  net of deferred taxes of $(33.1), $21.2, and $(0.8)..    61.5    (39.4)   1.4
Reclassification adjustments -- net of deferred taxes
 of $(0.4), $0.1, and $0.9.............................     0.7     (0.2)  (1.6)
                                                         ------  -------  -----
Net unrealized gain (loss) on investment securities --
  end of year..........................................  $ 29.7  $ (32.5) $ 7.1
                                                         ======  =======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(2) Investments -- Continued

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
2000                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   53.4    $ 0.1      $ --     $   53.5
  Non U.S. government.................      5.1      0.3        --          5.4
  Non U.S. corporate..................    168.4      4.2        --        172.6
  U.S. corporate......................  1,184.1      8.5        --      1,192.6
  Mortgage backed.....................    286.4     17.5        --        303.9
  Asset backed........................    335.0     16.7        --        351.7
                                       --------    -----      -----    --------
  Total fixed maturities..............  2,032.4     47.3        --      2,079.7
                                       --------    -----      -----    --------
  Non-redeemable preferred stock......      4.6      --         --          4.6
                                       --------    -----      -----    --------
    Total available-for-sale
     securities....................... $2,037.0    $47.3      $ --     $2,084.3
                                       ========    =====      =====    ========

                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
1999                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   50.0    $ --       $ (9.8)  $   40.2
  Non U.S. government.................      5.1      --         (0.1)       5.0
  Non U.S. corporate..................    119.9      0.2        (5.4)     114.7
  U.S. corporate......................    940.6      2.3       (57.4)     885.5
  Mortgage backed.....................    221.0      2.2        (3.5)     219.7
  Asset backed........................    330.6      0.3        (7.1)     323.8
                                       --------    -----      ------   --------
  Total fixed maturities..............  1,667.2      5.0       (83.3)   1,588.9
                                       --------    -----      ------   --------
  Non-redeemable preferred stock......      --       --          --         --
                                       --------    -----      ------   --------
    Total available-for-sale
     securities....................... $1,667.2    $ 5.0      $(83.3)  $1,588.9
                                       ========    =====      ======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
Due in one year or less..................................... $   77.4  $  160.7
Due after one year through five years.......................    485.3     476.4
Due after five years through ten years......................    215.6     208.7
Due after ten years.........................................    632.7     578.3
                                                             --------  --------
Subtotal....................................................  1,411.0   1,424.1
Mortgage backed securities..................................    286.4     303.9
Asset backed securities.....................................    335.0     351.7
                                                             --------  --------
  Totals.................................................... $2,032.4  $2,079.7
                                                             ========  ========

   At December 31, 2000, $71.1 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(2) Investments -- Continued

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 at December 31, 2000 and 1999, respectively.

   At December 31, 2000, approximately 24.9%, 15.4% and 13.5% of the Company's investment portfolio is comprised of securities issued by the manufacturing, finance, and utility industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   At December 31, 2000, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder's interest.

   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     2000             1999
                                               ---------------- ----------------
                                                 Fair             Fair
                                                Value   Percent  Value   Percent
                                               -------- ------- -------- -------
Agencies and treasuries....................... $  264.8   12.7% $  166.6   10.5%
AAA/Aaa.......................................    500.3   24.1     379.4   23.9
AA/Aa.........................................    221.5   10.7     118.9    7.5
A/A...........................................    457.2   22.0     332.3   20.9
BBB/Baa.......................................    412.3   19.8     415.4   26.1
BB/Ba.........................................     29.7    1.4      47.0    3.0
B/B...........................................     11.0    0.5       8.0    0.5
CC............................................      1.7    0.1       --     --
Not rated.....................................    181.2    8.7     121.3    7.6
                                               --------  -----  --------  -----
Totals........................................ $2,079.7  100.0% $1,588.9  100.0%
                                               ========  =====  ========  =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, certain securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2000, there were fixed maturities in default with a fair value of $1.7. At December 31, 1999, there were no fixed maturities in default as to principal or interest.

 Mortgage Loans

   At December 31, 2000 and 1999, the Company's mortgage loan portfolio consisted of first mortgage loans on commercial real estate properties of 221 and 153, respectively. The loans, which are originated by the Company through a network of mortgage bankers, are made on completed, leased properties and generally have a maximum loan-to-value ratio of 75% at the date of origination.

   At December 31, 2000 and 1999, respectively, the Company held $81.8 and $73.4 in mortgages secured by real estate in California, comprising 24.8% and 27.7% of the respective total mortgage portfolio. For the years ended December 31, 2000, 1999, 1998, respectively, the Company originated $12.8, $38.3 and $9.5 of mortgages secured by real estate in California, which represent 14.7%, 40.9% and 24.0% and of the respective total originations for those years.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(2) Investments -- Continued

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                                  2000 1999 1998
                                                                  ---- ---- ----
  Balance at January 1........................................... $1.3 $ .9 $.5
  Provision charged to operations................................   .6   .4  .4
                                                                  ---- ---- ---
  Balance at December 31......................................... $1.9 $1.3 $.9
                                                                  ==== ==== ===

   As of December 31, 2000 and 1999, the Company was committed to fund $2.0 and $22.8, respectively, in mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogeneous loans, and therefore applies principally to the Company's commercial loans. There were no impaired loans at December 31, 2000 and 1999.


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                          2000   1999   1998
                                                         ------  -----  -----
Unamortized balance at January 1........................ $ 79.9  $56.6  $46.8
Costs deferred..........................................   49.6   29.9   14.4
Amortization, net.......................................   (5.9)  (6.6)  (4.6)
                                                         ------  -----  -----
Unamortized balance at December 31......................  123.6   79.9   56.6
                                                         ------  -----  -----
Cumulative effect of net unrealized investment (gains)
 losses.................................................   (1.2)  14.9   (7.2)
                                                         ------  -----  -----
Balance at December 31.................................. $122.4  $94.8  $49.4
                                                         ======  =====  =====

(4) Intangible Assets

 Present Value of Future Profits (PVFP)

   In conjunction with the acquisition of the Company in 1993 and an indemnity reinsurance agreement with the Travelers Insurance Company in July 2000, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, PVFP, represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   The method used by the Company to value PVFP is summarized as follows: (1) identify the future gross profits attributable to certain lines of business,
(2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts.

   Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(4) Intangible Assets -- Continued

   The following table presents the activity in PVFP for the years ended December 31:

                                                           2000   1999   1998
                                                          ------  -----  -----
Unamortized balance at January 1........................  $ 21.8  $26.4  $32.2
Acquisitions............................................   117.2    --     --
Interest accreted at 4.9% in 2000, 4.7% in 1999, 5.0% in
 1998...................................................     0.7    0.8    1.0
Amortization............................................    (8.0)  (5.4)  (6.8)
                                                          ------  -----  -----
Unamortized balance at December 31......................   131.7   21.8   26.4
                                                          ------  -----  -----
Cumulative effect of net unrealized investment (gains)
 losses.................................................    (0.4)  13.4   (5.8)
                                                          ------  -----  -----
Balance at December 31..................................  $131.3  $35.2  $20.6
                                                          ======  =====  =====

   The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

           2000................................................... 8.8%
           2001................................................... 7.1%
           2002................................................... 5.7%
           2003................................................... 4.5%
           2004................................................... 3.6%

 Goodwill

   At December 31, 2000 and 1999, total unamortized goodwill was $43.7 and $28.4, respectively, which is presented net of accumulated amortization of $12.0 and $10.0, respectively. Goodwill amortization was $2.0, $1.5, and $1.5 for the years ended December 31, 2000, 1999, and 1998, respectively. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value (no such write-downs have been made).

(5) Reinsurance

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum amount of individual ordinary life insurance normally retained by the Company on any one life may not exceed $0.2. Reinsurance contracts do not relieve the Company of its obligations to policyholders. In the event that the reinsurers would be unable to meet their obligations, the Company is liable for the reinsured claims. The Company monitors both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. The Company does not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on its results of operations.

   The Company has a reinsurance agreement with an affiliated company whereby it assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $259.7 at December 31, 2000 were held in trust for the benefit of policyholders.

   In July 2000, the Company began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company ("Travelers") and certain of its Citigroup affiliates. Under the arrangement, the Company assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(5) Reinsurance -- Continued

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                        Written                Earned
                                   --------------------  --------------------
                                    2000   1999   1998    2000   1999   1998
                                   ------  -----  -----  ------  -----  -----
Direct............................ $ 87.1  $78.8  $82.8  $ 83.8  $76.2  $80.6
Assumed...........................   33.1    5.2    4.0    33.1    5.2    4.0
Ceded.............................   (3.0)  (2.3)  (1.7)   (3.2)  (2.3)  (1.3)
                                   ------  -----  -----  ------  -----  -----
Net Premiums...................... $117.2  $81.7  $85.1  $113.7  $79.1  $83.3
                                   ------  -----  -----  ------  -----  -----
Percentage of amount assumed to
 net..............................                         29.1%   6.6%   4.8%
                                                         ======  =====  =====

   Reinsurance recoveries recognized as a reduction of benefits amounted to $14.2, $9.3 and $10.8, during 2000, 1999, and 1998, respectively.

(6) Future Annuity and Contract Benefits

 Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2000 and 1999, investment contracts totaled $1,776.6 and $1,474.4, respectively.

 Traditional Life Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Any changes in the estimated liability are reflected in income as the estimates are revised. At December 31, 2000 and 1999, insurance contracts, totaled $517.8 and $262.6, respectively.

   Interest rate assumptions used in calculating the present value of future annuity and contract benefits range from 5.3% to 7.0%.

(7) Related-Party Transactions

   The Company receives administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2000, 1999, and 1998, these services were valued at $20.2, $17.7 and $7.6, respectively.

   During 2000, the Company entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(8) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                             2000  1999   1998
                                                            ------ -----  -----
Current federal income tax (benefit) provision............. $  9.4 $13.7  $15.1
Deferred federal income tax provision (benefit)............    5.1  (1.2)  (1.9)
                                                            ------ -----  -----
Federal provision..........................................   14.5  12.5   13.2
Current state income tax provision.........................    --    --     0.5
                                                            ------ -----  -----
Total income tax provision................................. $ 14.5 $12.5  $13.7
                                                            ====== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
Statutory U.S. federal income tax rate........................ 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect............  --    --    0.9
Non-deductible goodwill amortization..........................  1.7   1.8   1.6
Other, net....................................................  --    4.0   3.8
                                                               ----  ----  ----
Effective rate................................................ 36.7% 40.8% 41.3%
                                                               ====  ====  ====

   The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
Assets:
  Net unrealized losses on investment securities................ $  --   $ 17.5
  Future annuity and contract benefits..........................   76.3    34.9
                                                                 ------  ------
Total deferred income tax assets................................   76.3    52.4
                                                                 ------  ------
Liabilities:
  Net unrealized gains on investment securities.................  (16.0)    --
  Investments...................................................   (1.2)   (1.0)
  Present value of future profits...............................  (44.2)   (5.2)
  Deferred acquisition costs....................................  (27.3)  (19.6)
  Other, net....................................................   (1.4)   (1.8)
                                                                 ------  ------
Total deferred income tax liabilities...........................  (90.1)  (27.6)
                                                                 ------  ------
Net deferred income tax (liability) asset....................... $(13.8) $ 24.8
                                                                 ======  ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company (received) paid $(3.9), $11.2 and $13.6, for federal and state income taxes in 2000, 1999, and 1998, respectively.

(9) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty association of the State of New York. The state guaranty association ensures payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business. The insolvency of a major insurer that wrote significant business in New York could have an adverse impact on the profitability of the Company. The Company made no payments to the New York State guaranty association in 2000, received a net refund of $0.2 in 1999, and made payments of $0.2 in 1998.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(10) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(11) Fair Value of Financial Instruments

   This note discloses the fair value information about certain of the Company's financial instruments, whether or not recognized in the balance sheet. No attempt has been made to estimate the value of anticipated future business or the value of assets or liabilities that are not considered financial instruments. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgement in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value disclosures are not required for certain financial instruments; the most significant of these for the Company are the insurance liabilities and related assets, other than financial guarantees and investment deposits.

   Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans, short-term investments, and accrued investment income approximates fair value at December 31, 2000 and 1999, respectively.

   At December 31, the carrying amounts and fair values of the Company's financial instruments were as follows:

                                                   2000              1999
                                             ----------------- -----------------
                                             Carrying   Fair   Carrying   Fair
                                              Amount   Value    Amount   Value
                                             -------- -------- -------- --------
Mortgage loans.............................. $  329.8 $  340.9 $  265.3 $  261.8
Investment contracts........................ $1,766.2 $1,674.0 $1,463.8 $1,411.6
                                             ======== ======== ======== ========

   A description of how values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions, and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract deposits. Based on expected future cash flows, discounted at currently offered discount rates for deferred annuity contracts.

(12) Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval. The Company last paid a dividend of $16.5 to GE Capital Assurance in 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(13) Supplementary Financial Data -- Continued

(statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. The Company has no significant permitted accounting practices.

   The NAIC adopted model statutory accounting practices to take effect January 1, 2001. The impact of the new accounting practices on the Company is not expected to be material.

   Statutory net (loss) income for the years ended December 31, 2000, 1999, and 1998 was $(68.2), $5.1, and $24.8, respectively. Statutory capital and surplus as of December 31, 2000 and 1999 was $155.7 and $153.7, respectively.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the RBC level. At December 31, 2000 and 1999, the Company exceeded the minimum required RBC levels.

(14) Business Segments

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide for a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1) for further discussion of the Company's principal products.

   The following is a summary of industry segment activity for 2000, 1999, and 1998:

                                 2000                               1999                               1998
                  ----------------------------------  ---------------------------------  ---------------------------------
                                 Lifestyle                          Lifestyle                          Lifestyle
                     Wealth     protection               Wealth    protection               Wealth    protection
                  acccumulation     and               accumulation     and               accumulation      &
                  and transfer  enhancement  Total    and transfer enhancement  Total     & transfer  enhancement  Total
                  ------------- ----------- --------  ------------ ----------- --------  ------------ ----------- --------
Net investment
 income..........   $  138.7      $ 16.8    $  155.5    $  120.0     $  6.0    $  126.0    $  111.9      $ 4.0    $  115.9
Premiums.........       29.2        84.5       113.7        36.3       42.8        79.1        48.3       35.0        83.3
Net unrealized
 investment
 (losses) gains..       (1.1)        --         (1.1)        0.3        --          0.3         2.5        --          2.5
Other revenues...        3.1        (0.1)        3.0         3.4        --          3.4         3.0        --          3.0
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Total revenues...      169.9       101.2       271.1       160.0       48.8       208.8       165.7       39.0       204.7
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Interest
 credited,
 benefits and
 other changes in
 policy
 reserves........      125.1        67.2       192.3       114.0       33.7       147.7       122.0       26.0       148.0
Commissions......       31.8        18.8        50.6        17.8       10.3        28.1         8.0        9.0        17.0
Amortization of
 intangibles.....        5.5         3.9         9.4         5.5        0.6         6.1         6.3        1.0         7.3
Other operating
 costs and
 expenses........      (18.5)       (2.2)      (20.7)       (3.5)      (0.2)       (3.7)        3.2       (4.0)       (0.8)
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Total benefits
 and expenses....      143.9        87.7       231.6       133.8       44.4       178.2       139.5       32.0       171.5
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Income before
 income taxes....   $   26.0      $ 13.5    $   39.5    $   26.2     $  4.4    $   30.6    $   26.2      $ 7.0    $   33.2
                    ========      ======    ========    ========     ======    ========    ========      =====    ========
Provision for
 income taxes....   $    9.7      $  4.8    $   14.5    $   10.7     $  1.8    $   12.5    $   10.8      $ 2.9    $   13.7
                    ========      ======    ========    ========     ======    ========    ========      =====    ========
Total assets.....   $2,354.6      $567.1    $2,921.7    $1,986.2     $135.7    $2,121.9    $1,787.7      $93.3    $1,881.0
                    ========      ======    ========    ========     ======    ========    ========      =====    ========

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

  All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

  (b) Exhibits

  (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").(1)

  (1)(b) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of thirty-seven investment subdivisions of Separate Account II investing in shares of Alger
         American Small Capitalization Portfolio and Alger American Growth
         Portfolio of the Alger American Fund; VIP Equity-Income Portfolio, VIP
         Growth Portfolio and VIP Overseas Portfolio of Fidelity Variable
         Insurance Products Fund; VIP II Asset Manager Portfolio and VIP II
         Contrafund Portfolio of Fidelity Variable Insurance Products Fund II;
         VIP III Growth & Income Portfolio and VIP III Growth Opportunities
         Portfolio of Fidelity Variable Insurance Products Fund III; Federated
         Utility Fund II, Federated High Income Bond Fund II and Federated
         American Leaders Fund II of Federated Insurance Series; Balanced
         Portfolio, Flexible Income Portfolio, Growth Portfolio, Aggressive
         Growth Portfolio, Worldwide Growth Portfolio, International Growth
         Portfolio and Capital Appreciation Portfolio of Janus Aspen Series;
         Money Market Fund, Income Fund, S&P 500 Index Fund, Total Return Fund,
         International Equity Fund, Real Estate Securities Fund, Global Income
         Fund, Value Equity Fund and U.S. Equity Fund of GE Investments Funds,
         Inc.; Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer
         Aggressive Growth Fund, Oppenheimer Growth Fund and Oppenheimer
         Multiple Strategies Fund of Oppenheimer Variable Account Funds; PBHG
         Growth II Portfolio and PBHG Large Cap Growth Portfolio of PBHG
         Insurance Series Fund, Inc. Goldman Sachs Growth and Income Fund and
         Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Asset Management,
         Inc.(5)

  (1)(c) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the name change of certain investment subdivisions of Separate Account II investing in shares of Oppenheimer
         High Income Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Aggressive
         Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA and
         Oppenheimer Multiple Strategies Fund/VA of Oppenheimer Variable
         Account Funds and Goldman Sachs Mid Cap Value Fund of Goldman Sachs
         Asset Management, Inc.(5)

  (1)(d) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of additional investment subdivisions of Separate Account II investing in shares of Premier
         Growth Equity Fund of GE Investments Funds, Inc. and Salomon Investors
         Fund, Salomon Total Return Fund and Salomon Strategic Bond Fund of
         Salomon Brothers variable Series Fund, Inc.(5)

  (1)(e) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the change in name of investment subdivisions investing in shares of GE Investments Funds Value Equity Fund to GE
         Mid Cap Value Equity Fund.(5)

  (1)(f) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing additional investment subdivisions of Separate
         Account II investing in shares of AIM V.I. Capital Appreciation Fund,
         AIM V.I. Growth Fund, and AIM V.I. Value Fund of AIM Variable
         Insurance Funds;

             Growth and Income Portfolio, Premier Growth Portfolio and Quasar
             Portfolio of Alliance Variable Products Series Fund, Inc.; Dreyfus
             Investment Portfolios-Emerging Markets Portfolio and The Dreyfus
             Socially Responsible Growth Fund, Inc. of The Dreyfus Corporation;
             Federated High Income Bond Fund II and Federated International
             Small Company Fund II of the Federated Insurance Series; Equity
             Income Portfolio and Growth Portfolio of Fidelity Variable
             Insurance Products Fund; Contrafund Portfolio of Fidelity Variable
             Insurance Products Fund II; Growth & Income Portfolio and Mid Cap
             Portfolio of Fidelity Variable Insurance Products Fund III; Mid-
             Cap Value Equity Fund, Money Market Fund, Premier Growth Equity
             Fund, S&P 500 Index Fund, Small-Cap Value Equity Fund, U.S. Equity
             Fund, and Value Equity Fund of GE Investments Funds, Inc.;
             Aggressive Growth Portfolio, Balanced Portfolio, Capital
             Appreciation Portfolio, Global Life Sciences Portfolio, Global
             Technology Portfolio, Growth Portfolio, International Growth
             Portfolio, and Worldwide Growth Portfolio of Janus Aspen Series;
             MFS Growth Series, MFS Growth With Income Series, MFS New
             Discovery Series and MFS Utilities Series of the Massachusetts
             Financial Services Company Variable Insurance Trust; Oppenheimer
             Global Securities Fund/VA and Oppenheimer Main Street Growth &
             Income Fund/VA of Oppenheimer Variable Account Funds; Foreign Bond
             Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government
             Bond Portfolio and Total Return Bond Portfolio of PIMCO Variable
             Insurance Trust; and Rydex OTC Fund of Rydex Variable Trust.(7)

  (2)        Not Applicable.

  (3)        Underwriting Agreement between GE Capital Life and Capital
             Brokerage Corporation.(2)

  (3)(i)     Dealer Sales Agreement.(2)

  (4)(i)     Form of Policy.(2)

  (4)(ii)    Endorsements to Policy.

         (a) Guarantee Account Rider.(1)

         (b) Trust Endorsement.(1)

         (c) Pension Endorsement.(2)

         (d) Individual Retirement Annuity Endorsement.(2)

         (e) 403(b) Annuity Endorsement.(2)

         (f) Optional Death Benefit Rider.(3)

  (5)        Form of Application.(2)

  (6)(i)     Certificate of Incorporation of GE Capital Life.(1)

  (6)(ii)    By-Laws of GE Capital Life.(1)

  (7)        Not Applicable.

  (8)(a)     Form of Participation Agreement regarding Alger American Fund.(2)


  (8)(a)(i) Amendment to Participation Agreement between Alger American Fund and GE Capital Life Assurance Company of New York.(8)

  (8)(b)     Form of Participation Agreement regarding Federated Insurance
             Series.(2)
  (8)(b)(i)  Amendment to Participation Agreement between Federated Insurance
             Series and GE Capital Life Assurance Company of New York.(8)
  (8)(c)     Form of Participation Agreement regarding GE Investments Funds,
             Inc.(2)


  (8)(c)(i)  Amendment to Participation Agreement between GE Investments Funds,
             Inc. and GE Capital Life Assurance Company of New York.(5)

  (8)(c)(ii) Amendment to Participation Agreement between GE Investments Funds,
             Inc. and GE Capital Life Assurance Company of New York.(8)


  (8)(d)     Form of Participation Agreement regarding Janus Aspen Series.(2)

  (8)(e)(i) Amendment to Participation Agreement between Janus Aspen Series and
            GE Capital Life.(5)


  (8)(f)    Form of Participation Agreement regarding Oppenheimer Variable
            Account Funds.(8)


  (8)(g)    Form of Participation Agreement regarding PBHG Insurance Series
            Fund.(2)


  (8)(h)    Form of Participation Agreement regarding Variable Insurance
            Products Fund.(2)


  (8)(i)    Form of Participation Agreement regarding Variable Insurance
            Products Fund II.(2)


  (8)(j)    Form of Participation Agreement regarding Variable Insurance
            Products Fund III.(2)


  (8)(j)(i) Amendment to Participation Agreement between Variable Insurance
            Products Fund III and GE Capital Life Assurance Company of New
            York.(8)

  (8)(k)    Form of Participation Agreement regarding Goldman Sachs Variable
            Insurance Trust.(2)


  (8)(l)    Form of Participation Agreement regarding Salomon Brothers Variable
            Series Fund.(4)


  (8)(m)    Form of Participation Agreement between AIM Variable Insurance
            Series and GE Capital Life Assurance Company of New York.(8)

  (8)(n) Form of Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York.(8)

  (8)(o)    Form of Participation Agreement between Dreyfus and GE Capital Life
            Assurance Company of New York.(8)


  (8)(p)    Form of Participation Agreement between MFS Variable Insurance
            Trust and GE Capital Life Assurance Company of New York.(8)

  (8)(q)    Form of Participation Agreement between PIMCO Variable Insurance
            Trust and GE Capital Life Assurance Company of New York.(8)

  (8)(r)    Form of Participation Agreement between Rydex Variable Trust and GE
            Capital Life Assurance Company of New York.(8)

  (9)       Opinion and Consent of Counsel.(9)

  (10)(i)   Consent of Sutherland Asbill & Brennan LLP.(9)

  (10)(ii)  Consent of Independent Auditors.(9)

  (11)      Not Applicable.

  (12)      Not Applicable.

  (13)      Not Applicable.

  (14)(a)   Power of Attorney.(1)

  (14)(b)   Power of Attorney.(6)

--------
(1) Incorporated herein by reference to initial filing of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on March 1, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 2 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 2000.

(6) Incorporated herein by reference to Pre-Effective 1 filing of the Registration Statement on Form S-6 File No. 333-32908 filed with the Securities Exchange Commission on July 31, 2000.

(7) Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 No. 333-47016, filed with the Securities and Exchange Commission on September 29, 2000.

(8) Incorporated herein by reference to Post-Effective 3 filing of the Registration Statement on Form N-4 File No. 333-39955 filed with the Securities and Exchange Commission on May 1, 2000.

(9) Filed herewith.

Item 25. Directors and Officers of GE Capital Life

          Name                      Address               Positions and Offices with Depositor
          ----                      -------               ------------------------------------
Pamela S. Schutz........ GE Financial Assurance         Chairperson
                         6610 W. Broad Street
                         Richmond, VA 23230

Cheryl Whaley........... GE Capital Life of NY          President, Chief Executive Officer &
                         125 Park Avenue, 6th floor     Managing Director
                         New York, NY 10017-5529

Marshall S. Belkin...... 345 Kear Street                Director
                         Yorktown Heights, NY 10598

Richard I. Byer......... Clark & Pope, Inc.             Director
                         317 Madison Avenue
                         New York, NY 10017

Thomas W. Casey......... GE Financial Assurance         Vice President, Chief Financial Officer
                         6604 W. Broad St.              and Director
                         Richmond, VA 23230

Bernard M. Eiber........ 55 Northern Blvd.              Director
                         Room 302
                         Great Neck, NY 11021

Jerry S. Handler........ Handro Properties              Director
                         151 West 40th St.
                         New York, NY 10018

Gerald A. Kaufman....... 33 Walt Whitman Rd., Suite 233 Director
                         Huntington Station, NY 11746

Donita King............. GE Financial Assurance         Senior Vice President, General Counsel &
                         6610 W. Broad Street           Secretary
                         Richmond, VA 23230

Leon E. Roday........... GE Financial Assurance         Director and Senior Vice President
                         6604 West Broad St.
                         Richmond, VA 23230

A. Louis Parker......... GEFA Benefit Services          Director
                         4850 Street Road
                         Trevose, PA 19049


Thomas A. Skiff......... GE Financial Assurance         Director
                         1650 Los Gamos Dr.
                         San Rafael, CA 94903

Steven A. Smith......... First Colony Life              Director
                         700 Main Street
                         Lynchburg, VA 24505

Geoffrey S. Stiff....... GE Financial Assurance         Director
                         6610 W. Broad St.
                         Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

  The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                             ORGANIZATIONAL CHART

                               GENERAL ELECTRIC
                --------------      COMPANY
                |                     |
      Other Subsidiaries              |
                                    (100%)
                                      |
                               GENERAL ELECTRIC
                            CAPITAL SERVICES, INC.
                                      |
                                    (100%)
                                      |
                               GENERAL ELECTRIC
                              CAPITAL CORPORATION
                                      |
                                    (100%)
                                      |
                            GE FINANCIAL ASSURANCE
                                HOLDINGS, INC.
                                      |
                                    (100%)
                                      |
                                GNA CORPORATION
                                      |
                                    (100%)
                                      |
                               GENERAL ELECTRIC
                           CAPITAL ASSURANCE COMPANY
                                      |
                                    (100%)
                                      |
                                GE CAPITAL LIFE
                         ASSURANCE COMPANY OF NEW YORK

Item 27. Number of Policyowners

  As of April 1, 2001 we have 1,388 policyowners invested in this product.

Item 28. Indemnification

  The Bylaws of GE Capital Life provides that:

  (a) See Exhibit (6)(ii)--Article VIII

                                     * * *

Rule 484 Undertaking

  Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York further provides that:

  (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

  (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

  (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

  (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940.

  (b)

                                                          Position and Offices
          Name                   Address                    with Underwriter
          ----                   -------                  --------------------
Christopher Cokinis..... GE Financial Assurance   President and Chief Executive Officer
                         6630 W. Broad Street
                         Richmond, VA 23230

David J. Beck........... GE Financial Assurance   Senior Vice President & Chief
                         601 Union St., Ste. 5600 Investment Officer
                         Seattle, WA 98101

                                                          Position and Offices
          Name                   Address                    with Underwriter
          ----                   -------                  --------------------
Thomas W. Casey......... GE Financial Assurance   Senior Vice President & Chief
                         6604 W. Broad St.        Financial Officer
                         Richmond, VA 23230

Gary T. Prizzia......... GE Financial Assurance   Treasurer
                         6604 W. Broad Street
                         Richmond, VA 23230

Scott Curtis............ GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Victor C. Moses......... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Geoffrey S. Stiff....... GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230

Marycatherine Yeagley... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Ward E. Bobitz.......... GE Financial Assurance   Vice President & Assistant Secretary
                         6604 W. Broad St.
                         Richmond, VA 23230

Brenda Daglish.......... GE Financial Assurance   Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230

William E. Daner, Jr.... GE Financial Assurance   Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230

Stephen N. DeVos........ GE Financial Assurance   Vice President & Investment Officer
                         6604 W. Broad Street
                         Richmond, VA 23230

Richard G. Fucci........ GE Financial Assurance   Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life at its administrative office.

Item 31. Management Services

  n/a

Item 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Policies may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life at the address or phone number listed in the Prospectus.

SECTION 403(b) REPRESENTATIONS

  GE Capital Life represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

  GE Capital Life hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life.

                                  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Capital Life Separate Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 25th of April 2001.

                                          GE Capital Life Separate Account II
                                           (Registrant)

                                              /s/ Donita M. King
                                          By: _________________________________

                                                    Donita M. King

                                                General Counsel, Senior Vice
                                                President and Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

                                          GE Capital Life Assurance Company of
                                           New York (Depositor)

                                              /s/ Donita M. King
                                          By: _________________________________

                                                    Donita M. King

                                                General Counsel, Senior Vice
                                                President and Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

  As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, President, Chief       4/25/01
______________________________________  Executive Officer
            Cheryl Whaley               Managing Officer

                  *                    Director, Chairperson of         4/25/01
______________________________________  the Board
           Pamela S. Schutz

                  *                    Senior Vice President and        4/25/01
______________________________________  General Counsel
            Leon E. Roday

                  *                    Director                         4/25/01
______________________________________
           Richard I. Byer

                  *                    Vice President and Chief         4/25/01
______________________________________  Financial Officer
           Thomas M. Casey

                  *                    Director                         4/25/01
______________________________________
           Thomas A. Skiff

                  *                    Director                         4/25/01
______________________________________
          Geoffrey S. Stiff

          /s/ Donita M. King           General Counsel, Senior          4/25/01
______________________________________  Vice President and
            Donita M. King              Secretary

*By /s/ Donita M. King, pursuant to Power of Attorney executed on July 26,
2000.

                                  EXHIBIT LIST

 Exhibit 9       Opinion and Consent of Counsel

 Exhibit 10 (i)  Consent of Sutherland Asbill & Brennan LLP

 Exhibit 10 (ii) Consent of Independent Auditors